As filed with the Securities and Exchange Commission on November 13, 1996.

                                                             File No. 33-44712
                                                             File No. 811-6509


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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20546

                                    FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933                 | |

                         POST-EFFECTIVE AMENDMENT NO. 9            |X|
                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940            | |

                                AMENDMENT NO. 11                   |X|


                                The Pillar Funds
               (Exact Name of Registrant as Specified in Charter)

                                 2 Oliver Street
                           Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781

                                  David G. Lee
                               c/o SEI Corporation
                             680 E. Swedesford Road
                         Wayne, Pennsylvania 19087-1658
                     (Name and Address of Agent for Service)

                                   Copies to:
                            Richard W. Grant, Esquire
                           Morgan, Lewis & Bockius LLP
                              2000 One Logan Square
                             Philadelphia, PA 19103

   It is proposed that this filing will become effective (check appropriate box)

              |_| immediately upon filing pursuant to Paragraph (b)

              |_| on (date) pursuant to Paragraph (b)


              |_| 60 days after filing pursuant to Paragraph (a)

              |X| 75 days after filing pursuant to Paragraph (a)

              |_| on (date) pursuant to Paragraph (a) of Rule 485

         Registrant has elected to register an indefinite number of shares pursuant to Regulation 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 notice on February 21, 1996.
-------------------------------------------------------------------------------
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



                                THE PILLAR FUNDS
                              CROSS REFERENCE SHEET

N-1A ITEM NO.                                                          LOCATION

               PART A--U.S. Treasury Securities Money Market Fund,
                     Prime Obligation Money Market Fund and
                      Tax-Exempt Money Market Fund--Class A



Item 1.  Cover Page ..............................................     Cover Page
Item 2.  Synopsis ................................................     Summary
Item 3.  Condensed Financial Information .........................     Financial Highlights
Item 4.  General Description of Registrant .......................     The Trust; Investment Objectives and
                                                                        Policies; Investment Limitations;
                                                                        Description of Permitted Investments

Item 5.  Management of the Trust .................................     The Advisor; The Administrator; The
                                                                         Shareholder Servicing Agent; The
                                                                         Distributor; General Information--The
                                                                         Trust; General Information--Trustees
                                                                         of the Trust
Item 5A. Management's Discussion of Fund Performance..............     *
Item 6.  Capital Stock and Other Securities ......................     Taxes; General Information--Dividends
Item 7.  Purchase of Securities Being Offered ....................     Cover Page; The Distributor; Purchase
                                                                         and Redemption of Shares
Item 8.  Redemption or Repurchase ................................     Purchase and Redemption of Shares
Item 9.  Pending Legal Proceedings ...............................     Not Applicable

               PART A--U.S. Treasury Securities Money Market Fund,
                     Prime Obligation Money Market Fund and
                      Tax-Exempt Money Market Fund--Class B

Item 1.  Cover Page ..............................................     Cover Page
Item 2.  Synopsis ................................................     Summary
Item 3.  Condensed Financial Information .........................     Financial Highlights
Item 4.  General Description of Registrant .......................     The Trust; Investment Objectives and
                                                                         Policies; Investment Limitations;
                                                                         Description of Permitted Investments
Item 5.  Management of the Trust .................................     The Advisor; The Administrator; The
                                                                         Shareholder Servicing Agent; The
                                                                         Distributor; General Information--The
                                                                         Trust; General Information--Trustees
                                                                         of the Trust
Item 5A. Management's Discussion of Fund Performance..............     *


Item 6.  Capital Stock and Other Securities ......................     Taxes; General Information--Dividends

N-1A ITEM NO.                                                          LOCATION
Item 7.  Purchase of Securities Being Offered ....................     Cover Page; The Distributor; Purchase of
                                                                         Shares
Item 8.  Redemption or Repurchase ................................     Redemption of Shares
Item 9. Pending Legal Proceedings ................................     Not Applicable


             PART A--Short-Term Investment Fund, Fixed Income Fund,
  New Jersey Municipal Securities Fund, Pennsylvania Municipal Securities Fund,
       Intermediate-Term Government Securities Fund and GNMA Fund--Class A

Item 1.  Cover Page ..............................................     Cover Page
Item 2.  Synopsis ................................................     Summary
Item 3.  Condensed Financial Information .........................     Financial Highlights
Item 4.  General Description of Registrant .......................     The Trust; Investment Objectives and
                                                                         Policies; Investment Limitations;
                                                                         Description of Permitted
                                                                         Investments
Item 5.  Management of the Trust .................................     The Advisor; The Administrator; The
                                                                         Shareholder Servicing Agent; The
                                                                         Distributor; General Information--The
                                                                         Trust; General Information--Trustees
                                                                         of the Trust

Item 5A. Management's Discussion of Fund Performance .............              *
Item 6.  Capital Stock and Other Securities ......................     Taxes; General Information--Dividends
Item 7.  Purchase of Securities Being Offered ....................     Cover Page; The Distributor; Purchase
                                                                         and Redemption of Shares
Item 8.  Redemption or Repurchase ................................     Purchase and Redemption of Shares
Item 9.  Pending Legal Proceedings ...............................     Not Applicable

             PART A--Short-Term Investment Fund, Fixed Income Fund,
  New Jersey Municipal Securities Fund, Pennsylvania Municipal Securities Fund,
       Intermediate-Term Government Securities Fund and GNMA Fund--Class B

Item 1.  Cover Page ..............................................     Cover Page
Item 2.  Synopsis ................................................     Summary
Item 3.  Condensed Financial Information .........................     Financial Highlights

Item 4.  General Description of Registrant .......................     The Trust; Investment Objectives and
                                                                         Policies; Investment Limitations;
                                                                         Description of Permitted
                                                                         Investments

Item 5.  Management of the Trust..................................     The Advisor; The Administrator; The
                                                                         Shareholder Servicing Agent; The
                                                                         Distributor; General Information--The
                                                                         Trust; General Information--Trustees
                                                                         of the Trust


N-1A ITEM NO.                                                          LOCATION
Item 5A. Management's Discussion of Fund Performance .............              *
Item 6.  Capital Stock and Other Securities ......................     Taxes; General Information--Dividends
Item 7.  Purchase of Securities Being Offered ....................     Cover Page; The Distributor; Purchase
                                                                         of Shares
Item 8.  Redemption or Repurchase ................................     Redemption of Shares
Item 9.  Pending Legal Proceedings ...............................     Not Applicable

                    PART A--Equity Value, Equity Income Fund,
 Mid Cap Value Fund, Balanced Growth Fund and International Growth Fund--Class A

Item 1.  Cover Page ..............................................     Cover Page
Item 2.  Synopsis ................................................     Summary
Item 3.  Condensed Financial Information .........................     Financial Highlights

Item 4.  General Description of Registrant .......................     The Trust; Investment Objectives and
                                                                         Policies; Investment Limitations;
                                                                         Description of Permitted
                                                                         Investments

Item 5.  Management of the Trust .................................     The Advisor; The Sub-Advisor; The
                                                                         Administrator; The Shareholder
                                                                         Servicing Agent; The Distributor;
                                                                         General Information--The Trust;
                                                                         General Information--Trustees of the
                                                                         Trust
Item 5A. Management's Discussion of Fund Performance .............              *
Item 6.  Capital Stock and Other Securities ......................     Taxes; General Information--Dividends
Item 7.  Purchase of Securities Being Offered ....................     Cover Page; The Distributor; Purchase
                                                                         and Redemption of Shares
Item 8.  Redemption or Repurchase ................................     Purchase and Redemption of Shares
Item 9.  Pending Legal Proceedings ...............................     Not Applicable

                 PART A--Equity Value Fund, Equity Income Fund,
 Mid Cap Value Fund, Balanced Growth Fund and International Growth Fund--Class B

Item 1.  Cover Page ..............................................     Cover Page
Item 2.  Synopsis ................................................     Summary
Item 3.  Condensed Financial Information .........................     Financial Highlights

Item 4.  General Description of Registrant .......................     The Trust; Investment Objectives and
                                                                         Policies; Investment Limitations;
                                                                         Description of Permitted
                                                                         Investments


N-1A ITEM NO.                                                          LOCATION

Item 5.  Management of the Trust .................................     The Advisor; The Sub-Advisor; The
                                                                         Administrator; The Shareholder
                                                                         Servicing Agent; The Distributor;
                                                                         General Information--The Trust;
                                                                         General Information--Trustees of the
                                                                         Trust


Item 5A. Management's Discussion of Fund Performance .............              *
Item 6.  Capital Stock and Other Securities ......................     Taxes; General Information--Dividends
Item 7.  Purchase of Securities Being Offered ....................     Cover Page; The Distributor; Purchase of
                                                                         Shares
Item 8.  Redemption or Repurchase ................................     Redemption of Shares
Item 9.  Pending Legal Proceedings ................................    Not Applicable

             PART A--U.S. Treasury Securities Plus Money Market Fund

Item 1.  Cover Page ..............................................     Cover Page
Item 2.  Synopsis ................................................     Summary
Item 3.  Condensed Financial Information .........................     Financial Highlights

Item 4.  General Description of Registrant .......................     The Trust; Investment Objectives and
                                                                         Policies; Investment Limitations;
                                                                         Description of Permitted
                                                                         Investments

Item 5.  Management of the Trust .................................     The Advisor; The Administrator; The
                                                                          Shareholder Servicing Agent; The
                                                                          Distributor; General Information--The
                                                                          Trust; General Information--Trustees
                                                                          of the Trust
Item 6.  Capital Stock and Other Securities ......................     Taxes; General Information--Dividends
Item 7.  Purchase of Securities Being Offered ....................     Cover Page; The Distributor; Purchase
                                                                         and Redemption of Shares
Item 8.  Redemption or Repurchase ................................     Purchase and Redemption of Shares
Item 9.  Pending Legal Proceedings ...............................     Not Applicable

                               PART A--Equity Growth Fund--Class A

Item 1.  Cover Page ..............................................     Cover Page
Item 2.  Synopsis ................................................     Summary
Item 3.  Condensed Financial Information .........................     Financial Highlights



N-1A ITEM NO.                                                          LOCATION

Item 4.  General Description of Registrant .......................     The Trust; Investment Objective and
                                                                         Policies; Investment Limitations;
                                                                         Description of Permitted Investments
Item 5.  Management of the Trust .................................     The Advisor; The Administrator; The
                                                                         Shareholder Servicing Agent; The
                                                                         Distributor; General Information--The
                                                                         Trust; General Information--Trustees
                                                                         of the Trust

Item 5A. Management's Discussion of Fund Performance.............      Not Applicable

Item 6.  Capital Stock and Other Securities ......................     Taxes; General Information--Dividends
Item 7.  Purchase of Securities Being Offered ....................     Cover Page; The Distributor; Purchase
                                                                         and Redemption of Shares
Item 8.  Redemption or Repurchase ................................     Purchase and Redemption of Shares
Item 9.  Pending Legal Proceedings ...............................     Not Applicable

                     PART A--Equity Growth Fund--Class B

Item 1.  Cover Page ..............................................     Cover Page
Item 2.  Synopsis ................................................     Summary
Item 3.  Condensed Financial Information .........................     Financial Highlights
Item 4.  General Description of Registrant .......................     The Trust; Investment Objective and
                                                                         Policies; Investment Limitations;
                                                                         Description of Permitted
                                                                         Investments
Item 5.  Management of the Trust .................................     The Advisor; The Administrator; The
                                                                          Shareholder Servicing Agent; The
                                                                          Distributor; General Information--The
                                                                          Trust; General Information--Trustees
                                                                          of the Trust
Item 5A. Management's Discussion of Fund Performance..............     Not Applicable
Item 6.  Capital Stock and Other Securities ......................     Taxes; General Information--Dividends
Item 7.  Purchase of Securities Being Offered ....................     Cover Page; The Distributor; Purchase
                                                                         and Redemption of Shares
Item 8.  Redemption or Repurchase ................................     Purchase and Redemption of Shares
Item 9.  Pending Legal Proceedings ...............................     Not Applicable


                    PART B--All Funds except the Equity Growth Fund

Item 10.  Cover Page .............................................     Cover Page
Item 11.  Table of Contents ......................................     Table of Contents
Item 12.  General Information and History ........................     General Information and History--The
                                                                         Trust
Item 13.  Investment Objectives and Policies .....................     Investment Objectives and Policies--
                                                                         Description of Permitted Investments;
                                                                         Investment Objective and Policies--
                                                                         Investment Limitations
Item 14.  Management of the Registrant ...........................     General Information--Trustees of the
                                                                         Trust (Prospectus); Management of the
                                                                         Trust--Trustees and Officers of the
                                                                         Trust; Management of the Trust--The
                                                                         Administrator
Item 15.  Control Persons and Principal Holders of Securities ....     Management of the Trust--Trustees and
                                                                         Officers of the Trust
Item 16.  Investment Advisory and Other Services .................     Management of the Trust--The Advisor;
                                                                         Management of the Trust--The Sub-
                                                                         Advisor: Management of the Trust--
                                                                         The Administrator; The Distributor
                                                                         and Distribution Plans; Shareholder
                                                                         Services; Experts
Item 17.  Brokerage Allocation and Other Practices ...............     Fund Transactions--General; Fund
                                                                         Transactions--Trading Practices and
                                                                         Brokerage


N-1A ITEM NO.                                                          LOCATION
Item 18.  Capital Stock and Other Securities .....................     General Information and History--
                                                                         Description of Shares
Item 19.  Purchase, Redemption, and Pricing of
            Securities Being Offered..............................     Purchase and Redemption of Shares
                                                                         (Prospectus and Statement of
                                                                         Additional Information);
                                                                         Determination of Net Asset Value
Item 20.  Tax Status .............................................     Taxes (Prospectus and Statement of
                                                                         Additional Information)
Item 21.  Underwriters ...........................................     The Distributor and Distribution Plans
Item 22.  Calculation of Performance Data ........................     Performance--Computation of Yield;
                                                                         Performance--Calculation of Total
                                                                         Return
Item 23.  Financial Statements ...................................     Financial Information--Financial
                                                                         Statements


                               PART B--Equity Growth Fund

Item 10.  Cover Page .............................................     Cover Page
Item 11.  Table of Contents ......................................     Table of Contents
Item 12.  General Information and History ........................     General Information and History--The
                                                                         Trust
Item 13.  Investment Objectives and Policies .....................     Investment Objective and Policies--
                                                                         Description of Permitted Investments;
                                                                         Investment Objective and Policies--
                                                                         Investment Limitations
Item 14.  Management of the Registrant ...........................     General Information--Trustees of the
                                                                         Trust (Prospectus); Management of the
                                                                         Trust--Trustees and Officers of the
                                                                         Trust; Management of the Trust--The
                                                                         Administrator
Item 15.  Control Persons and Principal Holders of
            Securities............................................     Management of the Trust--Trustees and
                                                                         Officers of the Trust
Item 16.  Investment Advisory and Other Services .................     Management of the Trust--The Advisor;
                                                                         Management of the Trust--The
                                                                         Administrator; The Distributor and
                                                                         Distribution Plans; Shareholder
                                                                         Services; Experts
Item 17.  Brokerage Allocation and Other Practices ...............     Fund Transactions--General; Fund
                                                                         Transactions--Trading Practices and
                                                                         Brokerage


N-1A ITEM NO.                                                          LOCATION

Item 18.  Capital Stock and Other Securities .....................     General Information and History--
                                                                         Description of Shares
Item 19.  Purchase, Redemption, and Pricing of
            Securities Being Offered..............................     Purchase and Redemption of Shares
                                                                         (Prospectus and Statement of
                                                                         Additional Information);
                                                                         Determination of Net Asset Value
Item 20.  Tax Status .............................................     Taxes (Prospectus and Statement of
                                                                         Additional Information)
Item 21.  Underwriters ...........................................     The Distributor and Distribution Plans
Item 22.  Calculation of Performance Data ........................     Performance--Computation of Yield;
                                                                         Performance--Calculation of Total
                                                                         Return
Item 23.  Financial Statements ...................................     Financial Information--Financial
                                                                         Statements


PART C Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.


----------
* Information required by Item 5A is contained in the 1995 Annual Report to Shareholders.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY
BE ACCEPTED PRIOR TO THE TIME THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


                       PROSPECTUS DATED NOVEMBER 14, 1996
                             SUBJECT TO COMPLETION


THE PILLAR FUNDS


                         Investment Advisor:
                         SUMMIT BANK INVESTMENT MANAGEMENT DIVISION,
                         A DIVISION OF SUMMIT BANK


THE PILLAR FUNDS (the 'Trust') consist of mutual fund portfolios seeking to provide a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to the following equity fund (the 'Fund'):


      o EQUITY GROWTH FUND


                                    CLASS A

The Trust's Class A Shares are offered without distribution fees (i) to institutional investors (including Summit Bank, its affiliates and correspondent banks) for the investment of their own funds, (ii) to any individual or institution (including Summit Bank, its affiliates and correspondent banks) for the investment of funds held by such individual or institution in a fiduciary, agency, custodial or other representative capacity, if such individual or institution is able to provide complete shareholder recordkeeping services with respect to shares purchased and held in such capacity, and (iii) any qualified customer who has entered into an agreement with Summit Bank, its affiliates or correspondent banks ('Qualified Customers') (persons who own of record Class A shares of the Fund are referred to herein as 'Shareholders').

 CLASS A SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, ENDORSED OR GUARANTEED BY, ANY BANK (INCLUDING SUMMIT BANK OR ITS AFFILIATES OR CORRESPONDENTS), ANY STATE OR STATE AGENCY, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE U.S. GOVERNMENT OR ANY U.S. GOVERNMENT AGENCY.

 AMOUNTS INVESTED IN THE FUND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional
Information dated                , has been filed with the Securities and
Exchange Commission and is available without charge through the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, PA 19087-1658 or by calling 1-800-932-7782. The Statement of Additional Information is incorporated into this Prospectus by reference.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


__________ __, ____

CLASS A

2
                                    SUMMARY


    THE PILLAR FUNDS (THE 'TRUST') CONSIST OF OPEN-END MANAGEMENT INVESTMENT COMPANIES WHICH PROVIDE A CONVENIENT WAY TO INVEST IN PROFESSIONALLY MANAGED PORTFOLIOS OF SECURITIES. THE FOLLOWING PROVIDES BASIC INFORMATION ABOUT THE CLASS A SHARES OF THE TRUST'S EQUITY GROWTH FUND (THE 'FUND').


    What is the Investment Objective? The investment objective of the Fund is long-term growth of capital. There is no assurance that the Fund will meet its investment objective. See 'Investment Objective and Policies.'

    What are the Permitted Investments? The Fund invests in equity securities consisting of (i) common stocks; (ii) warrants to purchase common stocks; (iii) securities convertible into common stocks; and (iv) American Depositary Receipts ('ADRs'), European Depositary Receipts ('EDRs'), Continental Depositary Receipts ('CDRs') and Global Depositary Receipts ('GDRs'). The Fund may also invest in certain fixed income securities. Because securities fluctuate in value, the shares of the Fund will also fluctuate in value. The Fund's investment in securities of foreign issuers will subject the Fund to risks associated with foreign investments. The Fund may also invest in options, futures contracts and options on futures contracts. See 'Investment Objective and Policies,' 'General Investment Policies,' 'Risk Factors,' and 'Description of Permitted Investments.'

    Who is the Advisor? Summit Bank Investment Management Division, a division of Summit Bank, serves as the Advisor of the Trust. See 'The Advisor.'

    Who is the Administrator? SEI Fund Resources serves as the Administrator of the Trust. See 'The Administrator.'

    Who is the Shareholder Servicing Agent? SEI Fund Resources acts as dividend disbursing agent, shareholder servicing agent and transfer agent for the Trust. See 'The Shareholder Servicing Agent.'

    Who is the Distributor? SEI Financial Services Company acts as distributor of the Trust's shares. See 'The Distributor.'

    How do I Purchase and Redeem Shares? Purchases and redemptions may be made through the Distributor on a day on which both the New York Stock Exchange and the Federal Reserve wire system are open for business ('Business Day'). Except in the case of Qualified Customers, a purchase order will be effective as of the Business Day received by the Distributor if the Distributor receives an order prior to 4:00 p.m., Eastern time. However, an order may be cancelled if Summit Bank (the 'Custodian') does not receive federal funds before 12:00 noon, Eastern time, on the next Business Day. Redemption orders must be placed prior to 4:00 p.m., Eastern time, on any Business Day for the order to be effective that day. With respect to Qualified Customers, purchase orders will be effective as of the Business Day received by the Distributor if the Distributor receives the order and payment prior to 4:00 p.m., Eastern time, on such Business Day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. See 'Purchase and Redemption of Shares.'

    How are Dividends Paid? Substantially all of the net investment income (exclusive of capital gains) of the Fund is distributed in the form of quarterly dividends to Shareholders of record on the next to last Business Day of each quarter. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the Shareholder elects to take the payment in cash. See 'Dividends.'

3

                                EXPENSE SUMMARY

ANNUAL OPERATING EXPENSES                                                CLASS A
(As a percentage of average net assets)


                                                                                                          EQUITY
                                                                                                          GROWTH
                                                                                                           FUND
------------------------------------------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1)..............................................................             .50%
Other Expenses(2).................................................................................             .30%
------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(3)...................................................             .80%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

(1) The Advisor has agreed to voluntarily waive a portion of its fees in an amount that operates to limit total operating expenses of Class A shares of the Fund to not more than .80% of average daily net assets. The Advisor reserves the right to terminate its fee waiver at any time in its sole discretion.
(2) Other Expenses are based on estimated amounts for the current fiscal year.
(3) Absent fee waivers for the Fund, the Advisory Fee would be .75%, and Total Operating Expenses would be 1.05% of the Fund's average daily net assets. Additional information may be found under 'The Advisor,' 'The Administrator' and 'The Distributor.'


EXAMPLE
--------------------------------------------------------------------------------


                                                                                                        1YR.        3 YRS.
----------------------------------------------------------------------------------------------------------------------------
An investor in the Fund would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:
Equity Growth Fund........................................................................................   $       8    $      26
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Fund. The information set forth in the foregoing table and example relates only to Class A shares. The Trust also offers Class B shares of the Fund, which are subject to the same expenses plus a sales load and certain distribution costs. Financial institutions may impose separate fees for account services on their Qualifed Customers and on customers for which they are the record owner of shares for the account. In addition, a wire redemption charge of $10.00 is imposed for each redemption by wire. Additional information may be found under 'The Advisor,' 'The Administrator,' 'The Shareholder Servicing Agent' and 'The Distributor.'

4

THE TRUST


THE PILLAR FUNDS (the 'Trust') is an open-end management investment company that consists of diversified and non-diversified portfolios. The Trust offers units of beneficial interest ('shares') in sixteen separate investment portfolios. Shareholders may purchase shares in each portfolio (except for the U.S. Treasury Securities Plus Money Market Fund) through two separate classes of shares (Class A and Class B) which provide for variations in distribution costs, voting rights, sales load, minimum investment, redemption fees, transfer agency fees and dividends. Except for these differences between classes, each share of each portfolio represents an undivided proportionate interest in that portfolio. This Prospectus relates to the Class A shares of the Trust's Equity Growth Fund (the 'Fund'), a diversified mutual fund. Information regarding the Trust's other portfolios and the Class B shares of the Fund is contained in separate prospectuses that may be obtained from the Trust's Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087 or by calling 1-800-932-7782.

SHARES OF THE TRUST ARE NOT DEPOSITS, OBLIGATIONS OR ACCOUNTS (TRUST OR OTHERWISE) OF, OR INSURED, GUARANTEED, OR ENDORSED BY, ANY BANK (INCLUDING SUMMIT BANK OR ITS AFFILIATES OR CORRESPONDENTS), ANY STATE OR STATE AGENCY, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE U.S. GOVERNMENT OR ANY U.S. GOVERNMENT AGENCY.


SHARES OF THE TRUST ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SEE 'INVESTMENT OBJECTIVE AND POLICIES--RISK FACTORS.'

INVESTMENT OBJECTIVE AND POLICIES


THE EQUITY GROWTH FUND


The investment objective of the Fund is long-term growth of capital. There is no assurance that the investment objective will be met.

The Fund will normally be as fully invested as practicable in equity securities consisting of common stocks, warrants to purchase common stocks, debt securities and preferred stocks that are convertible into common stocks and ADRs, EDRs, CDRs and GDRs. The Advisor will invest in companies that it expects will demonstrate greater long-term earnings growth than the average company included in the Standard & Poor's 500 Composite Index (the 'S&P 500 Index'). This method of investing is based upon the premise that growth in a company's earnings will eventually translate into growth in the price of its stock.



To the extent that the Fund is not invested in equity securities, the Fund may invest in the following fixed income securities: obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities ('U.S. Government Securities'); corporate bonds and debentures rated in one of the three highest rating categories by a nationally recognized statistical ratings organization (an 'NRSRO') or determined by the Advisor to be of comparable quality at the time of purchase, except that as part of its investment strategy, the Fund may invest up to 5% of its total assets in lower rated bonds, commonly referred to as 'junk bonds,' rated B or higher by an NRSRO or determined to be of comparable quality by the Advisor; mortgage-backed securities consisting of collateralized mortgage obligations ('CMOs') and real estate mortgage investment conduits ('REMICs') that are rated in one of the top two rating categories by an NRSRO and which are backed solely by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and asset-backed securities secured by company receivables, truck and auto loans, leases and credit card receivables that are rated in one of the top two rating categories by an NRSRO. The Fund may also employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of exchange-listed and over-the-counter options, futures and options on futures involving equity and debt securities, aggregates of equity and debt securities and other financial indices. The Fund may write options and invest in futures only on a covered basis. For a description of the Fund's permitted investments, see 'Description of Permitted Investments.'

5

GENERAL INVESTMENT POLICIES

For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, the Fund may invest up to 100% of its assets in the following money market instruments: short-term U.S. Government Securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO or determined by the Advisor to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. The Fund may hold cash for liquidity purposes. To the extent the Fund is engaged in temporary defensive investing, it will not be pursuing its investment objective.

Securities purchased by the Fund may involve floating or variable interest rates and may be acquired through a forward commitment or on a when-issued basis.

In addition, the Fund reserves the right to engage in securities lending but has no present intention to do so. The Fund will purchase equity securities, including ADRs, that are traded in the United States on registered exchanges or the over-the-counter market. However, the Fund reserves the right to invest up to 25% of its assets in foreign equity securities denominated in foreign currency and traded on foreign markets, although it currently has no intention to do so.

RISK FACTORS

Because the Fund invests in equity securities, its shares will fluctuate in value. The market value of the convertible securities purchased by the Fund may also be affected by changes in interest rates, the credit quality of the issuer and any call provisions.

The market value of the Fund's fixed income securities will fluctuate in response to interest rate changes and other factors. See, 'Description of Permitted Investments.' The Fund may invest in junk bonds. These securities are speculative and are subject to a greater risk of loss of principal and interest than are investments in higher rated bonds.

The Fund's investments in securities of foreign issuers may subject the Fund to different risks than those attendant to investments in securities of U.S. issuers, such as differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, political instability and greater fluctuations in value due to changes in currency exchange rates. There may also be less publicly available information with regard to foreign issuers than domestic issuers. In addition, foreign markets may be characterized by less liquidity, greater price volatility, less regulation and higher transaction costs than U.S. markets. Moreover, the dividends payable on the Fund's foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's Shareholders.


The Fund may invest in options and futures. There are various risks associated with options and futures, including that the success of a particular hedging, income enhancement or risk management technique may depend on an ability to predict accurately movements in security prices, interest rates or currency exchange rates; there may be little correlation between the changes in a security's value and the price of futures or options; a related future or option may not be liquid; an exchange may impose trading restrictions or limitations; government regulations may restrict trading in futures and options; and possible lack of full participation in a rise in the market value of the underlying security.


PORTFOLIO TURNOVER

The portfolio turnover rate for the Fund is expected to be less than 100%.

INVESTMENT LIMITATIONS

The investment objective and the following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares.

6

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of the Fund's total assets.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in the same industry.

3. Make loans, except that the Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

The foregoing percentage limitations will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

THE ADVISOR


Summit Bank Investment Management Division, a division of Summit Bank (the 'Advisor'), serves as the Advisor of the Trust. The Advisor makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program subject to the supervision of, and policies established by, the Trustees of the Trust.


Summit Bank, 210 Main Street, Hackensack, New Jersey 07601, was chartered in 1899 and has been exercising trust powers and managing money since 1916. The Investment Management Division began as a separate operating division of the Bank in 1973. The Bank's investment professionals have, on average, over 20 years of experience in investment management. As of October 31, 1996, total assets under management were approximately $6.7 billion.

Summit Bank is a wholly-owned subsidiary of Summit Bancorp, an interstate bank holding company with $22 billion in assets and over 325 banking offices in New Jersey and Eastern Pennsylvania as of October 31, 1996.


John Guarino is a Vice President of the Advisor and has managed the Fund since its inception. Prior to joining Summit Bank in April, 1985, Mr. Guarino was a Portfolio Manager with First National State Bank.


The Advisor is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .75% of the average daily net assets of the Fund. The Advisor has voluntarily agreed to waive all or a portion of its fees in order to limit the operating expenses of Class A shares of the Fund to .80%. The Advisor reserves the right to terminate its fee waiver at any time in its sole discretion.

Summit Bank has also entered into a Custodian Agreement with the Trust, under which it provides all securities safekeeping services as required by the Fund and the Investment Company Act of 1940, as amended (the '1940 Act'). The Trust pays Summit Bank (referred to herein in its custodial capacity as the 'Custodian') a custodian fee, which is calculated daily and paid monthly, at an annual rate of .025% of the average daily net assets of the Fund.

THE ADMINISTRATOR

SEI Fund Resources (the 'Administrator') serves as the Administrator of the Trust. The Administrator provides the Trust with administrative services, other than investment advisory services, including all

7

regulatory reporting, necessary office space, equipment, personnel and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of the Fund.

THE SHAREHOLDER SERVICING AGENT

SEI Fund Resources acts as the dividend disbursing agent, shareholder servicing agent and transfer agent for the Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the 'Distributor'), a wholly-owned subsidiary of SEI Corporation, acts as the Distributor for the Trust. No compensation is paid to the Distributor for distribution services for the Class A shares of the Fund. Class A shares of the Fund are offered without distribution fees (i) to institutional investors (including Summit Bank, its affiliates and correspondent banks) for the investment of their own funds, (ii) to individuals and institutions (including Summit Bank, its affiliates and correspondent banks) for the investment of funds held by such individuals or institutions in a fiduciary, agency, custodial or other representative capacity if such individuals or institutions are able to provide complete shareholder recordkeeping services with respect to shares purchased and held in such capacity, and (iii) any qualified customer who has entered into an agreement with Summit Bank, its affiliates or correspondent banks ('Qualified Customers').

Class B shares of the Fund are offered to all persons. Consequently, it is possible that individuals and institutions may offer different classes of shares of the Fund to their customers and thus receive different compensation with respect to different classes of shares. In addition, individuals and institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. The Fund may also execute brokerage or other agency transactions through an affiliate of the Advisor or through the Distributor for which such affiliate or the Distributor receives compensation.

PURCHASE AND REDEMPTION OF SHARES

The following discussion relates to investors other than Qualified Customers. For a discussion of purchase and redemption of shares, Qualified Customers should see pages 8 and 9 of this Prospectus.

Purchases and redemptions of shares of the Fund may be made on any Business Day.

A purchase order will be effective as of the day received by the Distributor if the Distributor receives the order before 4:00 p.m., Eastern time. However, an order may be cancelled if the Custodian does not receive federal funds before 12:00 noon, Eastern time, on the next Business Day, and the investor could be liable for any fees or expenses incurred by the Trust. Generally, an investor in the Class A shares of the Fund may not purchase shares by check, third party check, credit card or credit card check. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. The purchase price of shares of the Fund is the net asset value next determined after a purchase order is effective. The net asset value per Class A share of the Fund is determined by dividing the total market value of the Fund's investments and other assets that are allocated to Class A shares, less any liabilities that are allocated to Class A shares, by the total outstanding Class A shares of the Fund. The Fund may use a pricing service to provide market quotations. A pricing service may use a matrix system of valuation to value fixed income securities which considers factors such as securities prices, yield features, ratings and developments related to a specific security. Net asset value per share is determined daily as of 4:00 p.m., Eastern time, on each Business Day. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. Although the methodology and procedures for determining net asset value are identical, the net asset value per share of classes within the Fund may differ because of the distribution expenses and sales loads charged to Class B shares. No certificates representing shares will be issued.

Neither the Trust nor its transfer agent will be responsible for any loss, liability, cost or expense for

8

acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and its transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If market conditions are extraordinarily active, or other extraordinary circumstances exist, Shareholders who experience difficulties placing redemption orders by telephone may wish to consider placing the redemption order by other means.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Fund or its Shareholders to accept such order.

Shareholders who desire to redeem shares of the Fund must place their redemption orders prior to 4:00 p.m., Eastern time, on any Business Day, for the order to be effective on that Business Day. The redemption price of shares is the net asset value of the Fund next determined after the redemption order is effective. Payment on redemption will be made as promptly as possible and, in any event, within seven Business Days after the redemption order is effective.

The Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

PURCHASE OF SHARES -- QUALIFIED CUSTOMERS

Accounts for Qualified Customers may be opened through Summit Bank, its affiliates or correspondent banks (the 'Bank'). Subsequent purchases of shares of the Fund may be made through the Bank or directly through the Distributor by mail or by wire. Purchases may not be made by telephone. Qualified Customers should contact their Investment Counselor ('IC') for information about opening an account and purchasing shares of the Fund through the Bank. The Bank may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day.

The minimum initial investment in the Trust for Qualified Customers is $10,000. All subsequent purchases must be at least $1,000. A purchase order will be effective as of the Business Day received by the Distributor if the Distributor receives the order and payment before 4:00 p.m., Eastern time, on such Business Day.

DIRECT PURCHASES -- QUALIFIED CUSTOMERS

By Mail--Subsequent purchases of shares may be made at any time by mailing a check (or other negotiable bank draft or money order) to the Distributor. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 10 Business Days. If a check received does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred.

By Wire--Subsequent purchases of shares may be made by wire. To buy shares by wire, call the Distributor toll-free at 1-800-932-7782.

Other Information Regarding Purchases--The purchase price is the net asset value per share next computed after the order is effective. No certificates representing shares will be issued.

REDEMPTION OF SHARES -- QUALIFIED CUSTOMERS

The IC through which Qualified Customers may purchase shares is able to assist Qualified Customers in effecting through the Distributor the redemption of shares held in Fund accounts. Qualified Customers wishing to effect a redemption with the assistance of an IC should contact the Bank or their IC for additional information about redemption procedures and cut-off times. Shares may also be redeemed directly through the Distributor by mail, by telephone, by wire, by Automated Clearing House ('ACH') or through a systematic withdrawal plan.

DIRECT REDEMPTIONS -- QUALIFIED CUSTOMERS

By Mail--A written request for redemption must be received by the Distributor in order to constitute a valid request for redemption. The Distributor may

9

require that the signature on the written request be guaranteed by a commercial bank or by a member firm of a domestic stock exchange. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for $5,000 worth of shares or less, (2) the redemption check is payable to the Shareholder(s) of record, and (3) the redemption check is mailed to the Shareholder(s) at the address of record. Qualified Customers may also have the proceeds mailed to a commercial bank account previously designated on the Account Application or by written instruction to the Distributor. There is no charge for having redemption requests mailed to a designated bank account.

By Telephone, Wire or ACH--Shares may be redeemed by telephone if Qualified Customers elect that option on the Account Application. A Qualified Customer may have the proceeds mailed to his or her address or wired to a commercial bank account previously designated on the Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Wire and ACH redemption requests may be made by Qualified Customers by calling the Distributor at 1-800-932-7782, who will add a wire redemption charge (presently $10.00) to the amount of the redemption. Accounts may not be closed by telephone.

Neither the Trust nor its transfer agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and its transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If market conditions are extraordinarily active, or other extraordinary circumstances exist, Qualified Customers attempting to place redemption orders by telephone may wish to consider placing the redemption order by other means.

Systematic Withdrawal Plan (SWP)--The Fund offers a Systematic Withdrawal Plan which may be utilized by Qualified Customers who wish to receive regular distributions from their account. Upon commencement of the SWP, the account must have a current value of $10,000 or more. Qualified Customers may elect to receive automatic payment by check or ACH of $50 or more on a monthly or quarterly basis.

Other Information Regarding Redemptions--All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption, as described above. Net asset value per share is determined as of 4:00 p.m., Eastern time, on each Business Day. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption.

At various times, the Fund may be requested to redeem shares for which it has not yet received good payment in connection with a purchase. In such circumstances, the forwarding of redemption proceeds may be delayed until such payment has been collected. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

PERFORMANCE


From time to time, the Fund may advertise total return. These figures will be based on historical earnings and are not intended to indicate future performance.


The total return of the Fund refers to the average compounded rate of return on a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The advertised performance on Class A shares will normally be higher than for Class B shares because Class A shares are not subject to

10

distribution expenses and sales loads charged to Class B shares. The actual return to a Shareholder on Class A shares may be reduced by any administrative or management charges that may be imposed by individuals or institutions on their customers for account services. The actual return to shareholders on Class B shares will be reduced by the amount of any sales load and distribution expenses paid in respect of Class B shares.

The Fund may periodically compare its performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) to other investment alternatives. The Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Fund may use long-term performance of the capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other investment portfolios (together with the Fund, the 'Funds'). The Fund intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the 'Code'), so as to be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which is distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders. Dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares. Any net capital gains will be distributed annually and will be taxed to Shareholders as long-term capital gains, regardless of how long the Shareholder has held shares. Capital gains distributions will not qualify for the corporate dividends-received deduction. The Fund will make annual reports to Shareholders of the federal income tax status of all distributions.

Dividends declared by the Fund in October, November or December of any year and payable to Shareholders of record on a date in these months will be deemed to have been paid by the Fund and received by the Shareholders on December 31 if paid by the Fund at any time during the following January.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

11

Sale, exchange or redemption of Fund shares is a taxable event to a Shareholder. Generally, gain or loss on the sale, exchange or redemption of a share will be capital gain or loss which will be long-term if the share has been held for more than one year and otherwise will be short-term. However, if a Shareholder realizes a loss on the sale, exchange or redemption of a share held for six months or less and has previously received a capital gains distribution with respect to the share (or any undistributed capital gains of the Fund with respect to such share are included in determining the Shareholder's long-term capital gains), the Shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Fund which have been included in determining such Shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). Investors should particularly note that this loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated September 9, 1991. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Fund, the Trust consists of the following portfolios: U.S. Treasury Securities Money Market Fund, U.S. Treasury Securities Plus Money Market Fund, Prime Obligation Money Market Fund, Tax-Exempt Money Market Fund, Short-Term Investment Fund, New Jersey Municipal Securities Fund, Pennsylvania Municipal Securities Fund, GNMA Fund, Fixed Income Fund, Intermediate-Term Government Securities Fund, Equity Value Fund, Equity Income Fund, Mid Cap Value Fund, Balanced Growth Fund and International Growth Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services, registering the shares under federal laws and filing with state securities commissions, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

From time to time, the Funds may experience relatively large purchases or redemptions due to asset allocation decisions made by the Advisor for its clients. These transactions may have a material effect on the Funds, since Funds that experience redemptions as a result of reallocations may have to sell portfolio securities and because Funds that receive additional cash will have to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that Funds may be required to sell securities at times when they would not otherwise do so, or receive cash that cannot be invested in an expeditious manner. There may be tax consequences associated with purchases and sales of securities, and such sales may also increase transaction costs. The Advisor is committed to minimizing the impact of these transactions on the Funds to the extent it is consistent with pursuing the investment objectives of its asset allocation decisions on the Funds.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

Each share held entitles a Shareholder of record to one vote. The Shareholders of each Fund or class will vote separately on matters relating solely to that Fund or class. As a Massachusetts business trust,

12

the Trust is not required to hold annual meetings of Shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to The Pillar Funds, P.O. Box 8523, Boston, MA 02266-8523.

DIVIDENDS

Substantially all of the net investment income (not including capital gain) of the Fund is distributed in the form of quarterly dividends to Shareholders of record on the next to last Business Day of each quarter. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional Class A shares at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Administrator at least 15 days prior to the distribution.

Dividends and distributions of the Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

The amount of dividends payable on Class A shares will be more than the dividends payable on Class B shares because of the distribution expenses charged to Class B shares.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of certain permitted investments and associated risk factors for the Fund:

AMERICAN DEPOSITARY RECEIPTS ('ADRs'), EUROPEAN DEPOSITARY RECEIPTS ('EDRs'), CONTINENTAL DEPOSITARY RECEIPTS ('CDRs') and GLOBAL DEPOSITARY RECEIPTS ('GDRs')-- ADRs are securities, typically issued by a U.S. financial institution (a 'depositary'), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as Continental Depositary Receipts, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through 'sponsored' or 'unsponsored' facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute

13

shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT--Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER--Commercial paper is a term used to describe unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set amount of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

DERIVATIVES--Derivatives are securities that derive their value from other securities. The following are considered derivative securities: futures, options (e.g., puts and calls), options on futures, swap agreements, mortgage-backed securities (CMOs, REMICs, IOs and POs), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, 'stripped' U.S. Treasury securities (e.g., Receipts and STRIPs), privately issued stripped securities (e.g., TGRs, TRs and CATS). See elsewhere in this 'Description of Permitted Investments' for discussions of these various instruments, and see 'Investment Objective and Policies' for more information about any investment policies and limitations applicable to their use.

EQUITY SECURITIES--Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

FIXED INCOME SECURITIES--Fixed income securities consist of bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS--A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract on securities or currency is sold, the Fund incurs a contractual obligation to deliver the securities or foreign currency underlying

14

the contract at a specified price on a specified date during a specified future month. The Fund may sell stock index futures contracts in anticipation of, or during a market decline to attempt to offset the decrease in market value of its common stocks that might otherwise result; and it may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. The Fund may enter into futures contracts and options thereon without limitation if engaged in for 'bona fide' hedging purposes, and also up to 5% of the Fund's assets for transactions engaged in for other purposes.

The Fund may also purchase and write options to buy or sell futures contracts. The Fund may write options on futures only on a covered basis. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

When the Fund enters into a futures transaction it must deliver to the futures commission merchant selected by the Fund an amount referred to as 'initial margin.' This amount is maintained in a segregated account at the custodian bank. Thereafter, a 'variation margin' may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. In addition, the Fund will segregate cash or other liquid assets in an amount equal to its obligations under such contract. The Fund will enter into such futures and options on futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges.

Options and futures can be volatile investments and involve certain risks. If the Advisor applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it could not close out its positions because of an illiquid secondary market.

ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Not more than 15% of the total assets of the Fund will be invested in such instruments. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, if there is no secondary market for such security. Restricted securities, including Rule 144A securities, that meet the criteria established by the Trustees of the Trust will be considered liquid.

INVESTMENT COMPANIES--The Fund may invest up to 10% of its total assets in shares of other investment companies. Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' fund securities, and are subject to limitations under the 1940 Act.

The Fund does not intend to invest in other investment companies unless, in the judgment of the Advisor, the potential benefits of such investment exceed the associated costs relative to the benefits and costs associated with direct investments in the underlying securities. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees.

OPTIONS--A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an 'opening transaction.' In order to close out an option position, the Fund may enter

15

into a 'closing transaction,' which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

The Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to protect against an increase in the cost of securities that the Fund may seek to purchase in the future. The Fund pays a premium for purchasing put and call options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered put and call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When the Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.


The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ('OTC options') differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing normally is done by reference to information from a market maker. It is the position of the Securities and Exchange Commission that OTC options are illiquid.


The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates.

Call options on securities or foreign currency written by the Fund will be 'covered,' which means that the Fund will own an equal amount of the underlying security or foreign currency. With respect to put options on securities or foreign currency written by the Fund, the Fund will establish a segregated account with its Custodian consisting of cash or other liquid assets in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

The Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. The Fund may choose to terminate an option position by entering into a closing transaction. The ability of the Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When the Fund writes an option on an index, it will establish a segregated account containing cash or other liquid assets with its Custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

16

Risk Factors. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

RECEIPTS--Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying investments.

REPURCHASE AGREEMENTS--Repurchase Agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Fund will have actual or constructive possession of the security as collateral for the repurchase agreement. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits maturing in more than seven days are considered to be illiquid securities.

U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ('STRIPS').

U.S. GOVERNMENT AGENCIES--Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

VARIABLE OR FLOATING RATE INSTRUMENTS-- Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

17

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES (EQUITY AND DEBT SECURITIES)-- When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with the Custodian a separate account with cash or other liquid assets in an amount at least equal to these commitments. The interest rate, if any, realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. Debt and equity securities are subject to market fluctuation and it is possible that the market value at the time of settlement could be higher or lower than the purchase price. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Summary.............................................          2  The Distributor.....................................          7
Expense Summary.....................................          3  Purchase and Redemption of Shares...................          7
The Trust...........................................          4  Purchase of Shares--Qualified Customers.............          8
Investment Objective and Policies...................          4  Redemption of Shares--Qualified Customers...........          8
Investment Limitations..............................          5  Performance.........................................          9
The Advisor.........................................          6  Taxes...............................................         10
The Administrator...................................          6  General Information.................................         11
The Shareholder Servicing Agent.....................          7  Description of Permitted Investments................         12

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


                       PROSPECTUS DATED NOVEMBER 14, 1996
                             SUBJECT TO COMPLETION


THE PILLAR FUNDS


                         Investment Advisor:
                         SUMMIT BANK INVESTMENT MANAGEMENT DIVISION,
                         A DIVISION OF SUMMIT BANK


THE PILLAR FUNDS (the 'Trust') consist of mutual fund portfolios seeking to provide a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to the following equity fund (the 'Fund'):


      O EQUITY GROWTH FUND


                                    CLASS B

The Trust's Class B Shares are offered to all persons (persons who own Class B shares of the Fund are referred to herein as 'Shareholders').

 CLASS B SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, ENDORSED OR GUARANTEED BY, ANY BANK (INCLUDING SUMMIT BANK OR ITS AFFILIATES OR CORRESPONDENTS), ANY STATE OR STATE AGENCY, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE U.S. GOVERNMENT OR ANY U.S. GOVERNMENT AGENCY.

 AMOUNTS INVESTED IN THE FUND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 SALES CHARGES ARE IMPOSED BY THE FUND AT THE TIME OF PURCHASE.

This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated _____ __, ____, has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, PA 19087-1658 or by calling 1-800-932-7782. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

____ __, ____

CLASS B

2
                                    SUMMARY


    THE PILLAR FUNDS (THE 'TRUST') CONSIST OF OPEN-END MANAGEMENT INVESTMENT COMPANIES WHICH PROVIDE A CONVENIENT WAY TO INVEST IN PROFESSIONALLY MANAGED PORTFOLIOS OF SECURITIES. THE FOLLOWING PROVIDES BASIC INFORMATION ABOUT THE CLASS B SHARES OF THE TRUST'S EQUITY GROWTH FUND (THE 'FUND').


    What is the Investment Objective? The investment objective of the Fund is long-term growth of capital. There is no assurance that the Fund will meet its investment objective. See 'Investment Objective and Policies.'

    What are the Permitted Investments? The Fund invests in equity securities consisting of (i) common stocks; (ii) warrants to purchase common stocks; (iii) securities convertible into common stocks; and (iv) American Depositary Receipts ('ADRs'), European Depositary Receipts ('EDRs'), Continental Depositary Receipts ('CDRs') and Global Depositary Receipts ('GDRs'). The Fund may also invest in certain fixed income securities. Because securities fluctuate in value, the shares of the Fund will also fluctuate in value. The Fund's investment in securities of foreign issuers will subject the Fund to risks associated with foreign investments. The Fund may also invest in options, futures contracts and options on futures contracts. See 'Investment Objective and Policies,' 'General Investment Policies,' 'Risk Factors,' and 'Description of Permitted Investments.'

    Who is the Advisor? Summit Bank Investment Management Division, a division of Summit Bank, serves as the Advisor of the Trust. See 'The Advisor.'

    Who is the Administrator? SEI Fund Resources serves as the Administrator of the Trust. See 'The Administrator.'

    Who is the Shareholder Servicing Agent? SEI Fund Resources acts as dividend disbursing agent, shareholder servicing agent and as transfer agent for the Trust. See 'The Shareholder Servicing Agent.'

    Who is the Distributor? SEI Financial Services Company acts as distributor of the Trust's shares. The Trust has adopted a distribution plan (the 'Class B Plan') on behalf of the Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the '1940 Act'). See 'The Distributor.'

    How Do I Purchase and Redeem Shares? Shares may be purchased through a financial institution, such as Summit Bank, or a broker-dealer that has entered into a dealer agreement with SEI Financial Services Company ('Intermediaries'). Shares may also be purchased directly through the Distributor. Shareholders may redeem shares directly through the Distributor. In addition, Intermediaries through which Shareholders may purchase shares generally stand ready to assist Shareholders in effecting redemptions of shares held in their Fund accounts. Purchase and redemption requests may be made on a day on which both the New York Stock Exchange and the Federal Reserve wire system are open for business ('Business Day'). The minimum initial investment is $1,000. Shares are offered at net asset value per share plus a maximum sales charge at the time of purchase of 4%. Shareholders who purchase higher amounts may qualify for a reduced sales charge. The net asset value per share is determined as of 4:00 p.m., Eastern time on each Business Day. See 'Purchases of Shares' and 'Redemption of Shares.'

    How are Dividends Paid? Substantially all of the net investment income (exclusive of capital gains) of the Fund is distributed in the form of quarterly dividends to Shareholders of record on the next to last Business Day of each quarter. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the Shareholder elects to take the payment in cash. See 'Dividends.'

3

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES                                         CLASS B
(As a percentage of offering price)


                                                                                                            EQUITY
                                                                                                            GROWTH
                                                                                                             FUND
---------------------------------------------------------------------------------------------------------------------
Maximum sales charge imposed on purchases...............................................................        4.00%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------


ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)


                                                                                                            EQUITY
                                                                                                            GROWTH
                                                                                                             FUND
---------------------------------------------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1)....................................................................         .50%
12b-1 Fees..............................................................................................         .25%
Other Expenses(2).......................................................................................         .30%
---------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(3).........................................................        1.05%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------


(1) The Advisor has agreed to voluntarily waive a portion of its fees in an amount that operates to limit total operating expenses of Class B shares of the Fund to not more than 1.05% of average daily net assets. The Advisor reserves the right to terminate its fee waiver at any time in its sole discretion.


(2) Other Expenses are based on estimated amounts for the current fiscal year.


(3) Absent fee waivers for the Fund, the Advisory Fee would be .75% and Total Operating Expenses would be 1.30% of the Fund's average daily net assets. Additional information may be found under 'The Advisor,' 'The Administrator' and 'The Distributor.'

EXAMPLE
--------------------------------------------------------------------------------


                                                                                                       1 YR.        3 YRS.
----------------------------------------------------------------------------------------------------------------------------

An investor in the Fund would pay the following expenses on a $1,000 investment assuming (1) 4%
  maximum sales charge, (2) 5% annual return and (3) redemption at the end of each time period:
  Equity Growth Fund..............................................................................    $ 50          $ 72
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Fund. The information set forth in the foregoing table and example relates only to Class B shares. The Trust also offers Class A shares of the Fund, which are subject to the same expenses except there are no sales loads or distribution fees. Financial institutions may impose separate fees for account services on their qualified customers ('Qualified Customers') and on customers for which they are the record owner of shares for the account. In addition, a wire redemption charge of $10.00 is imposed for each redemption by wire. Additional information may be found under 'The Advisor,' 'The Administrator,' 'The Shareholder Servicing Agent' and 'The Distributor.'


The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. See 'Purchase and Redemption of Shares.'

Long-term shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Conduct Rules (the 'Rules') of the National Association of Securities Dealers, Inc. ('NASD'). The Trust intends to operate the Class B distribution plan in accordance with its terms and with the NASD Rules concerning sales charges.

4

THE TRUST


THE PILLAR FUNDS (the 'Trust') is an open-end management investment company that consists of diversified and non-diversified portfolios. The Trust offers units of beneficial interest ('shares') in sixteen separate investment portfolios. Shareholders may purchase shares in each portfolio (except for the U.S. Treasury Securities Plus Money Market Fund) through two separate classes of shares (Class A and Class B) which provide for variations in distribution costs, voting rights, sales load, minimum investment, redemption fees, transfer agency fees and dividends. Except for these differences between classes, each share of each portfolio represents an undivided proportionate interest in that portfolio. This Prospectus relates to the Class B shares of the Trust's Equity Growth Fund (the 'Fund'), a diversified mutual fund. Information regarding the Trust's other portfolios and the Class A shares of the Fund is contained in separate prospectuses that may be obtained from the Trust's Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087 or by calling 1-800-932-7782.

SHARES OF THE TRUST ARE NOT DEPOSITS, OBLIGATIONS OR ACCOUNTS (TRUST OR OTHERWISE) OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK (INCLUDING SUMMIT BANK OR ITS AFFILIATES OR CORRESPONDENTS), ANY STATE OR STATE AGENCY, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE U.S. GOVERNMENT OR ANY U.S. GOVERNMENT AGENCY.


SHARES OF THE TRUST ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SEE 'INVESTMENT OBJECTIVE AND POLICIES--RISK FACTORS.'

A SALES CHARGE IS IMPOSED BY THE FUND AT THE TIME OF PURCHASE. SEE 'PURCHASE OF SHARES--OTHER INFORMATION REGARDING PURCHASES.'

INVESTMENT OBJECTIVE AND POLICIES


THE EQUITY GROWTH FUND


The investment objective of the Fund is long-term growth of capital. There is no assurance that the investment objective will be met.

The Fund will normally be as fully invested as practicable in equity securities consisting of common stocks, warrants to purchase common stocks, debt securities and preferred stocks that are convertible into common stocks and ADRs, EDRs, CDRs and GDRs. The Advisor will invest in companies that it expects will demonstrate greater long-term earnings growth than the average company included in the Standard & Poor's 500 Composite Index (the 'S&P 500 Index'). This method of investing is based upon the premise that growth in a company's earnings will eventually translate into growth in the price of its stock.


To the extent that the Fund is not invested in equity securities, the Fund may invest in the following fixed income securities: obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities ('U.S. Government Securities'); corporate bonds and debentures rated in one of the three highest rating categories by a nationally recognized statistical ratings organization (an 'NRSRO') or determined by the Advisor to be of comparable quality at the time of purchase, except that as part of its investment strategy, the Fund may invest up to 5% of its total assets in lower rated bonds, commonly referred to as 'junk bonds,' rated B or higher by an NRSRO or determined to be of comparable quality by the Advisor; mortgage-backed securities consisting of collateralized mortgage obligations ('CMOs') and real estate mortgage investment conduits ('REMICs') that are rated in one of the top two rating categories by an NRSRO and which are backed solely by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and asset-backed securities secured by company receivables, truck and auto loans, leases and credit card receivables that are rated in one of the top two rating categories by an NRSRO. The Fund may also employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of exchange-listed and over-the-counter options, futures and options on futures involving equity and debt securities, aggregates of equity and debt securities and other financial indices. The Fund may write options and futures only on a covered basis. For a description of the Fund's permitted investments, see 'Description of Permitted Investments.'

5


GENERAL INVESTMENT POLICIES

For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, the Fund may invest up to 100% of its assets in the following money market instruments: short-term U.S.Government Securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO or determined by the Advisor to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. The Fund may hold cash for liquidity purposes. To the extent the Fund is engaged in temporary defensive investing, it will not be pursuing its investment objective.

Securities purchased by the Fund may involve floating or variable interest rates and may be acquired through a forward commitment or on a when-issued basis.

In addition, the Fund reserves the right to engage in securities lending but has no present intention to do so. The Fund will only purchase equity securities, including ADRs, that are traded in the United States on registered exchanges or the over-the-counter market. However, the Fund reserves the right to invest up to 25% of its assets in foreign equity securities denominated in foreign currency and traded on foreign markets, although it currently has no present intention to do so.

RISK FACTORS

Because the Fund invests in equity securities, its shares will fluctuate in value. The market value of the convertible securities purchased by the Fund may also be affected by changes in interest rates, the credit quality of the issuer and any call provisions.

The market value of the Fund's fixed income securities will fluctuate in response to interest rate changes and other factors. See, 'Description of Permitted Investments.' The Fund may invest in junk bonds. These securities are speculative and are subject to a greater risk of loss of principal and interest than are investments in higher rated bonds.

The Fund's investments in securities of foreign issuers may subject the Fund to different risks than those attendant to investments in securities of U.S. issuers, such as differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, political instability and greater fluctuations in value due to changes in currency exchange rates. There may also be less publicly available information with regard to foreign issuers than domestic issues. In addition, foreign markets may be characterized by less liquidity, greater price volatility, less regulation and higher transaction costs than U.S. markets. Moreover, the dividends payable on the Fund's foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's Shareholders.


The Fund may invest in options and futures. There are various risks associated with options and futures, including that the success of a particular hedging, income enhancement or risk management technique may depend on an ability to predict accurately movements in security prices, interest rates or currency exchange rates; there may be little correlation between the changes in a security's value and the price of futures or options; a related future or option may not be liquid; an exchange may impose trading restrictions or limitations; government regulations may restrict trading in futures and options; and possible lack of full participation in a rise in the market value of the underlying security.


PORTFOLIO TURNOVER

The portfolio turnover rate for the Fund is expected to be less than 100%.

INVESTMENT LIMITATIONS

The investment objective and the following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares.

6

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of the Fund's total assets.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in the same industry.

3. Make loans, except that the Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

The foregoing percentage limitations will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

THE ADVISOR


Summit Bank Investment Management Division, a division of Summit Bank (the 'Advisor'), serves as the Advisor of the Trust. The Advisor makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program subject to the supervision of, and policies established by, the Trustees of the Trust.


Summit Bank, 210 Main Street, Hackensack, New Jersey 07601, was chartered in 1899 and has been exercising trust powers and managing money since 1916. The Investment Management Division began as a separate operating division of the Bank in 1973. The Bank's investment professionals have, on average, over 20 years of experience in investment management. As of October 31, 1996, total assets under management were approximately $6.7 billion.

Summit Bank is a wholly-owned subsidiary of Summit Bancorp, an interstate bank holding company with $22 billion in assets and over 325 banking offices in New Jersey and Eastern Pennsylvania as of October 31, 1996.


John Guarino is a Vice President of the Advisor and has managed the Fund since its inception. Prior to joining Summit Bank in April, 1985, Mr. Guarino was a Portfolio Manager with First National State Bank.


The Advisor is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .75% of the average daily net assets of the Fund. The Advisor has voluntarily agreed to waive all or a portion of its fees in order to limit the operating expenses of Class B shares of the Fund to 1.05%. The Advisor reserves the right to terminate its fee waiver at any time in its sole discretion.

Summit Bank has also entered into a Custodian Agreement with the Trust, under which it provides all securities safekeeping services as required by the Fund and the 1940 Act. The Trust pays Summit Bank (referred to herein in its custodial capacity as the 'Custodian') a custodian fee, which is calculated daily and paid monthly, at an annual rate of .025% of the average daily net assets of the Fund.

THE ADMINISTRATOR

SEI Fund Resources (the 'Administrator') serves as the Administrator of the Trust. The Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel and facilities.

7

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of the Fund.

THE SHAREHOLDER SERVICING AGENT

SEI Fund Resources acts as the dividend disbursing agent, shareholder servicing agent and transfer agent for the Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the 'Distributor'), a wholly-owned subsidiary of SEI Corporation, acts as the Distributor for the Trust.

The Class B shares of the Fund are subject to a distribution plan dated February 28, 1992 ('Class B Plan'). As provided in the Distribution Agreement and the Class B Plan, the Trust will pay the Distributor a fee of .25% of the average daily net assets of the Fund's Class B shares. The Distributor may apply this fee toward: a) compensation for its services in connection with distribution assistance or provision of shareholder services; or b) payments to financial institutions and intermediaries such as banks (including Summit Bank), savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Class B Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Fund may also execute brokerage or other agency transactions through an affiliate of the Advisor or through the Distributor for which such affiliate or the Distributor receives compensation.


Class A shares of the Fund are offered without distribution fees or sales loads
(i) to institutional investors (including Summit Bank, its affiliates and correspondent banks) for the investment of their own funds, (ii) to individuals and institutions (including Summit Bank, its affiliates and correspondent banks) for the investment of funds held by such individuals or institutions in a fiduciary, agency, custodial or other representative capacity if such individuals or institutions are able to provide complete shareholder recordkeeping services with respect to shares purchased and held in such capacity, and (iii) any qualified customer who has entered into an agreement with Summit Bank, its affiliates or correspondent banks ('Qualified Customers').


Class B shares of the Fund are offered to all persons. Consequently, it is possible that individuals and institutions may offer different classes of shares of the Fund to their customers and thus receive different compensation with respect to different classes of shares. In addition, individuals and institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers.

PURCHASE OF SHARES

Shares of the Fund may be purchased through a financial institution, such as Summit Bank, or a broker-dealer that has entered into a dealer agreement with the Distributor. Shares may also be purchased directly through the Distributor by mail, by telephone, or by wire.

Shares of the Fund are sold on a continuous basis and may be purchased on any Business Day. The minimum initial investment in the Trust is $1,000; however, the minimum investment may be waived at the Distributor's discretion. All subsequent purchases must be at least $50.

Generally, a purchase order will be effective as of the Business Day received by the Distributor if the Distributor receives the order and payment before 4:00 p.m., Eastern time, on such Business Day.

PURCHASES THROUGH INTERMEDIARIES

Customers should contact their Intermediary for information about the institution's procedures for purchasing shares of the Fund and any charges for services provided by the institution. Intermediaries may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. In addition, state securities laws may require banks and financial institutions purchasing shares for their customers to register as dealers pursuant to state laws.

8

DIRECT PURCHASES

By Mail

Investors may purchase shares of the Fund by completing and signing an Account Application form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to 'The Pillar Funds (Fund Name),' P.O. Box 8523, Boston, MA 02266-8523. Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 10 Business Days. Orders by mail will be executed upon receipt of payment. If an investor's check does not clear, the purchase will be cancelled and the investor could be liable for any losses or fees incurred. Subsequent purchases of shares may be made at any time by mailing a check (or other negotiable bank draft or money order) to the above listed address.

Account Application forms can be obtained by calling the Distributor at 1-800-932-7782.

By Telephone or by Wire

If your Account Application has been previously received, you may also purchase shares by telephone or by wire. To buy shares by telephone or by wire, call the Distributor toll-free at 1-800-932-7782. Shares cannot be purchased by Federal Reserve wire on days which the New York Stock Exchange is closed and on federal holidays upon which wire transfers are restricted.

Automatic Investment Plan (AIP)

A Shareholder may also arrange for periodic additional investments in the Fund through automatic deductions by Automated Clearing House ('ACH') wire transfer from a checking account by completing an Optional Services Form. The minimum pre-authorized investment amount is $50 per month. An Optional Services Form may be obtained by contacting the Distributor at 1-800-932-7782.

OTHER INFORMATION REGARDING PURCHASES

A purchase order for shares will be executed at a per share price equal to the net asset value next determined after the receipt of the purchase order by the Distributor plus any applicable sales charge (the 'offering price').

Orders by telephone will not be executed until payment has been received. If a check received does not clear, the purchase will be cancelled and the investor could be liable for any losses or fees incurred. No certificates representing shares will be issued.


The net asset value per Class B share of the Fund is determined by dividing the total market value of the Fund's investments and other assets that are allocated to Class B shares, less any liabilities that are allocated to Class B shares, by the total outstanding Class B shares of the Fund. The Fund may use a pricing service to provide market quotations. A pricing service may use a matrix system of valuation to value fixed income securities which considers factors such as securities prices, yield features, ratings and developments related to a specific security. Net asset value per share is determined as of 4:00 p.m., Eastern time, on each Business Day. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. Although the methodology and procedures are identical, the net asset value per share of classes within the Fund may differ because of the distribution expenses charged to Class B shares.


The following table shows the regular sales charge on Class B shares of the Fund to a 'single purchaser' (defined below) together with the reallowance paid to dealers and the agency commission paid to brokers (collectively the 'commission'):

9


              SALES CHARGE                      REALLOWANCE AND
                  AS A                             BROKERAGE
              PERCENTAGE OF   SALES CHARGE AS    COMMISSION AS
 AMOUNT OF      OFFERING     PERCENTAGE OF NET   PERCENTAGE OF
  PURCHASE        PRICE       AMOUNT INVESTED   OFFERING PRICE
------------  -------------  -----------------  ---------------
$0-99,999            4.00%            4.17%             3.50%
$100,000-
  249,999            3.00%            3.10%             2.70%
$250,000-
  499,999            2.00%            2.05%             1.80%
$500,000-
  999,999            1.00%            1.01%              .90%
$1,000,000
  and above           .00%             .00%              .00%

The commissions shown in the table apply to sales through financial institutions. Under certain circumstances, some financial institutions, including Summit Bank and its affiliates, will be reallowed the entire sales charge imposed on purchases of Class B shares and may, therefore, be deemed to be 'underwriters' under the Securities Act of 1933, as amended.

Right of Accumulation

In calculating the sales charge rates applicable to current purchases of the Fund's shares, a 'single purchaser' is entitled to cumulate current purchases with the net purchases of previously purchased shares of the Fund and other investment portfolios of The Pillar Funds (together with the Fund, the 'Funds') which are sold subject to a comparable sales charge.

The term 'single purchaser' refers to (i) an individual, (ii) an individual and spouse purchasing shares of a Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Internal Revenue Code of 1986, as amended (the 'Code'), including related plans of the same employer. To be entitled to a reduced sales charge based upon shares already owned, the investor must ask the Distributor for such entitlement at the time of purchase and provide the account number(s) of the investor and, if applicable, the investor and spouse, their minor children, and give the ages of such children. The Fund may amend or terminate this right of accumulation at any time prior to subsequent purchases.

Letter of Intent

By initially investing at least $1,000 and submitting a Letter of Intent to the Distributor, a 'single purchaser' may purchase shares of the Fund and the other Funds during a 13-month period at the reduced sales charge rates applying to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter.

Other Circumstances


No sales charge is imposed on shares of the Fund: (i) issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Trust is a party; (ii) sold to dealers or brokers that have a sales agreement with the Distributor, for their own account or for retirement plans for their employees or sold to present employees of dealers or brokers that certify to the Distributor at the time of purchase that such purchase is for their own account; (iii) sold to investors who are present or retired employees of Summit Bank or one of its affiliates; (iv) sold to investors who are present employees of any entity which is a current service provider to the Trust; or (v) sold to any qualified customer who has entered into an agreement with Summit Bank, its affiliates or correspondent banks.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Fund or its Shareholders to accept such order.


EXCHANGES

Some or all of the shares of the Fund for which payment has been received (i.e., an established account) may be exchanged for shares, at their net asset value, of other Funds within the Trust with similar, lower or no sales loads. Exchanges will be made only after instructions in writing or by telephone (an 'Exchange Request') are received for an established account by the Distributor.

Shareholders may effect exchanges of shares directly through the Distributor. Additionally, Intermediaries, through which Shareholders may purchase shares, generally stand ready to assist Shareholders in effecting through the Distributor exchanges of shares held in Fund accounts. Shareholders wishing to effect an exchange with the assistance of an Intermediary should contact that

10

Intermediary for information about exchange procedures and cut-off times.

If an Exchange Request in good order is received by the Distributor by 4:00 p.m., Eastern time, on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange must have received a current prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

A description of the above and other plans and privileges by which a sales charge may be reduced is set forth in the 'Shareholder Services' section of the Statement of Additional Information.

REDEMPTION OF SHARES

Shares may be redeemed without charge on any Business Day at their net asset value. Redemption requests received in good order by 4:00 p.m., Eastern time, will be effective on the Business Day received. Requests received after 4:00 p.m. will be effective on the next Business Day.

REDEMPTIONS THROUGH INTERMEDIARIES

Intermediaries, through which Shareholders may purchase shares, generally stand ready to assist Shareholders in effecting through the Distributor redemptions of shares held in Fund accounts. Shareholders wishing to effect a redemption with the assistance of an Intermediary should contact that Intermediary for information about redemption procedures and cut-off times.

DIRECT REDEMPTIONS

Shares may be redeemed directly through the Distributor by mail, by telephone or by wire.

By Mail

A written request for redemption must be received by the Distributor in order to constitute a valid request for redemption. The Distributor may require that the signature on the written request be guaranteed by a commercial bank or by a member firm of a domestic stock exchange. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for $5,000 worth of shares or less, (2) the redemption check is payable to the Shareholder(s) of record, and (3) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application or by written instruction to the Distributor. There is no charge for having redemption requests mailed to a designated bank account.

By Telephone

Shares may be redeemed by telephone if the Shareholder elects that option on the Account Application. The Shareholder may have the proceeds mailed to his or her address or mailed or wired to a commercial bank account previously designated on the Account Application. Payment on redemption will be made as promptly as possible and, in any event, within seven Business Days after the redemption order is effective. Wire redemption requests may be made by the Shareholder by calling the Distributor at 1-800-932-7782. A $10.00 wire redemption charge will be added to the amount of the redemption. Shareholders may not close their accounts by telephone.

Neither the Trust nor its transfer agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and its transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If market conditions are extraordinarily active, or other extraordinary circumstances exist, Shareholders who experience difficulties placing redemption orders by telephone may wish to consider placing the redemption order by other means.

Systematic Withdrawal Plan (SWP)

The Fund offers a Systematic Withdrawal Plan which may be utilized by Shareholders who wish to receive regular distributions from their account. Upon commencement of the SWP, the account must have a current value of $1,000 or more. Shareholders may elect to receive automatic payments by check or ACH wire transfer of $50 or more on a monthly or quarterly basis. An Optional Services Form may be obtained by contacting the Distributor at 1-800-932-7782.

11

OTHER INFORMATION REGARDING REDEMPTIONS

All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption, as described above. Net asset value per share is determined as of 4:00 p.m., Eastern time, on each Business Day. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption.

At various times, the Fund may be requested to redeem shares for which it has not yet received good payment in connection with a purchase. In such circumstances, the forwarding of redemption proceeds may be delayed until such payment has been collected. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

Due to the relatively high cost of handling small investments, the Fund reserves the right to redeem, at net asset value, the shares of any Shareholder if, because of redemptions of shares by or on behalf of the Shareholder, the account of such Shareholder in the Fund has a value of less than $1,000, the minimum initial purchase amount. Accordingly, an investor purchasing shares of any Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before the Fund exercises its right to redeem such shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least $1,000.

See 'Purchase and Redemption of Shares' in the Statement of Additional Information for examples of when the right of redemption may be suspended.

PERFORMANCE

From time to time, the Fund may advertise total return. These figures will be based on historical earnings and are not intended to indicate future performance.

The total return of the Fund refers to the average compounded rate of return on a hypothetical investment, net of any sales charge imposed, for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The Fund's performance may be compared to other funds or to relevant indices which may calculate total return without reflecting sales charges, in which case the Fund may advertise its total return in the same manner. If reflected, sales charges would reduce these total return calculations. The advertised performance on Class A shares will normally be higher than for Class B shares because Class A shares are not subject to distribution expenses and sales loads charged to Class B shares. The actual return to a Shareholder on Class A shares may be reduced by any administrative or management charges that may be imposed by individuals or institutions on their customers for account services. The actual return to Shareholders on Class B shares will be reduced by the amount of any sales load and distribution expenses paid in respect of Class B shares.

The Fund may periodically compare its performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) to other investment alternatives. The Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Fund may use long-term performance of the capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

12

The Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. The Fund intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code, so as to be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which is distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders. Dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares. Any net capital gains will be distributed annually and will be taxed to Shareholders as long-term capital gains, regardless of how long the Shareholder has held shares. Capital gains distributions will not qualify for the corporate dividends-received deduction. The Fund will make annual reports to Shareholders of the federal income tax status of all distributions.

Dividends declared by the Fund in October, November or December of any year and payable to Shareholders of record on a date in these months will be deemed to have been paid by the Fund and received by the Shareholders on December 31 if paid by the Fund at any time during the following January.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Sale, exchange or redemption of Fund shares is a taxable event to a Shareholder. Generally, gain or loss on the sale, exchange or redemption of a share will be capital gain or loss which will be long-term if the share has been held for more than one year and otherwise will be short-term. However, if a Shareholder realizes a loss on the sale, exchange or redemption of a share held for six months or less and has previously received a capital gains distribution with respect to the share (or any undistributed capital gains of the Fund with respect to such share are included in determining the Shareholder's long-term capital gains), the Shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Fund which have been included in determining such Shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). Investors should particularly note that this loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated September 9, 1991. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Fund, the Trust consists of the following portfolios: U.S. Treasury Securities Money Market Fund, U.S. Treasury Securities Plus Money Market Fund, Prime

13

Obligation Money Market Fund, Tax-Exempt Money Market Fund, Short-Term Investment Fund, New Jersey Municipal Securities Fund, Pennsylvania Municipal Securities Fund, GNMA Fund, Fixed Income Fund, Intermediate-Term Government Securities Fund, Equity Value Fund, Equity Income Fund, Mid Cap Value Fund, Balanced Growth Fund and International Growth Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services, registering the shares under federal laws and filing with state securities commissions, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

From time to time, the Funds may experience relatively large purchases or redemptions due to asset allocation decisions made by the Advisor for its clients. These transactions may have a material effect on the Funds, since Funds that experience redemptions as a result of reallocations may have to sell portfolio securities and because Funds that receive additional cash will have to invest it. While it is impossible to predict the overall impact of these transactions over time, there coud be adverse effects on portfolio management to the extent that Funds may be required to sell securities at times when they would not otherwise do so, or receive cash that cannot be invested in an expeditious manner. There may be tax consequences associated with purchases and sales of securities, and such sales may also increase transaction costs. The Advisor is committed to minimizing the impact of these transactions on the Funds to the extent it is consistent with pursuing the investment objectives of its asset allocation decisions on the Funds.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

Each share held entitles the Shareholder of record to one vote. The Shareholders of each Fund or class will vote separately on matters relating solely to that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to The Pillar Funds, P.O. Box 8523, Boston, MA 02266-8523.

DIVIDENDS

Substantially all of the net investment income (not including capital gain) of the Fund is distributed in the form of quarterly dividends to Shareholders of record on the next to last Business Day of each quarter. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional Class B shares at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Shareholders may change their election by

14

providing written notice to the Administrator at least 15 days prior to the distribution.

Dividends and distributions of the Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

The amount of dividends payable on Class B shares will be less than the dividends payable on Class A shares because of the distribution expenses charged to Class B shares.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of certain permitted investments and associated risk factors for the Fund:


AMERICAN DEPOSITARY RECEIPTS ('ADRs'), EUROPEAN DEPOSITARY RECEIPTS ('EDRs'), CONTINENTAL DEPOSITARY RECEIPTS ('CDRs') and GLOBAL DEPOSITARY RECEIPTS ('GDRs')-- ADRs are securities, typically issued by a U.S. financial institution (a 'depositary'), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as Continental Depositary Receipts, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through 'sponsored' or 'unsponsored' facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.


BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT--Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER--Commercial paper is a term used to describe unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeble for a set amount of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

DERIVATIVES--Derivatives are securities that derive their value from other securities. The following are considered derivative securities: futures, options

15

(e.g., puts and calls), options on futures, swap agreements, mortgage-backed securities (CMOs, REMICs, IOs and POs), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, 'stripped' U.S. Treasury securities (e.g., Receipts and STRIPs), privately issued stripped securities (e.g., TGRs, TRs and CATS). See elsewhere in this 'Description of Permitted Investments' for discussions of these various instruments, and see 'Investment Objective and Policies' for more information about any investment policies and limitations applicable to their use.

EQUITY SECURITIES--Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

FIXED INCOME SECURITIES--Fixed Income securities consist of bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS--A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract on securities or currency is sold, the Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month. The Fund may sell stock index futures contracts in anticipation of, or during a market decline to attempt to offset the decrease in market value of its common stocks that might otherwise result; and it may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. The Fund may enter into futures contracts and options thereon without limitation if engaged in for 'bona fide' hedging purposes, and also up to 5% of the Fund's assets for transactions engaged in for other purposes.

The Fund may also purchase and write options to buy or sell futures contracts. The Fund may write options on futures only on a covered basis. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

When the Fund enters into a futures transaction it must deliver to the futures commission merchant selected by the Fund an amount referred to as 'initial margin.' This amount is maintained in a segregated account at the custodian bank. Thereafter, a 'variation margin' may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. In addition, the Fund will segregate cash or other liquid assets in an amount equal to its obligations under such contract. The Fund will enter into such futures and options on futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity

16

Futures Trading Commission for sale to customers in the United States, on foreign exchanges.

Options and futures can be volatile investments and involve certain risks. If the Advisor applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it could not close out its positions because of an illiquid secondary market.

ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Not more than 15% of the total assets of the Fund will be invested in such instruments. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, if there is no secondary market for such security. Restricted securities, including Rule 144A securities, that meet the criteria established by the Trustees of the Trust will be considered liquid.

INVESTMENT COMPANIES--The Fund may invest up to 10% of its total assets in shares of other investment companies. Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' fund securities, and are subject to limitations under the 1940 Act.

The Fund does not intend to invest in other investment companies unless, in the judgment of the Advisor, the potential benefits of such investment exceed the associated costs relative to the benefits and costs associated with direct investments in the underlying securities. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees.

OPTIONS--A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an 'opening transaction.' In order to close out an option position, the Fund may enter into a 'closing transaction,' which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

The Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to protect against an increase in the cost of securities that the Fund may seek to purchase in the future. The Fund pays a premium for purchasing put and call options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered put and call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When the Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter

17


options ('OTC options') differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing normally is done by reference to information from a market maker. It is the position of the Securities and Exchange Commission that OTC options are illiquid.


The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates.

Call options on securities or foreign currency written by the Fund will be 'covered,' which means that the Fund will own an equal amount of the underlying security or foreign currency. With respect to put options on securities or foreign currency written by the Fund, the Fund will establish a segregated account with its Custodian consisting of cash or other liquid assets in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

The Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. The Fund may choose to terminate an option position by entering into a closing transaction. The ability of the Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When the Fund writes an option on an index, it will establish a segregated account containing cash or other liquid assets with its Custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Risk Factors. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

RECEIPTS--Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying investments.

REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Fund will have actual or constructive possession of the security as collateral for the repurchase agreement. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of collateral securities. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of

18

bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits maturing in more than seven days are considered to be illiquid securities.

U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ('STRIPS').

U.S. GOVERNMENT AGENCIES--Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, The Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

VARIABLE OR FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES (EQUITY AND DEBT SECURITIES)-- When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with the Custodian a separate account with cash or other liquid assets in an amount at least equal to these commitments. The interest rate, if any, realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. Debt and equity securities are subject to market fluctuation and it is possible that the market value at the time of settlement could be higher or lower than the purchase price. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Summary........................................           2
Expense Summary................................           3
The Trust......................................           4
Investment Objective and Policies..............           4
Investment Limitations.........................           6
The Advisor....................................           6
The Administrator..............................           7
The Shareholder Servicing Agent................           7
The Distributor................................           7
Purchase of Shares.............................           7
Redemption of Shares...........................          10
Performance....................................          11
Taxes..........................................          12
General Information............................          12
Description of Permitted Investments...........          14

                                THE PILLAR FUNDS
                               EQUITY GROWTH FUND

                               INVESTMENT ADVISOR:
                   SUMMIT BANK INVESTMENT MANAGEMENT DIVISION,
                            A DIVISION OF SUMMIT BANK

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of The Pillar Funds (the "Trust") and should be read in conjunction with the Trust's Prospectuses dated ______, 19__ relating to the Equity Growth Fund (the "Fund"). Prospectuses may be obtained through the Distributor, SEI Financial Services Company, 680 E. Swedesford Road, Wayne, PA 19087-1658, or by calling 1-800-932-7782.


                                TABLE OF CONTENTS


Investment Objective and Policies.......................................  2
         Description of Permitted Investments...........................  2
         Investment Limitations.......................................... 6
Management of the Trust ..................................................8
         Trustees and Officers of the Trust.............................. 8
         The Advisor.................................................... 10
         The Administrator.............................................. 11
Fund Transactions....................................................... 11
         General  ...................................................... 11
         Trading Practices and Brokerage................................ 12
The Distributor and the Distribution Plans.............................. 14
Performance............................................................. 15
         Performance Information for Predecessor Common Trust and
           Collective Investment Fund................................... 15
         Calculation of Total Return.................................... 15
Purchase and Redemption of Shares....................................... 15
Shareholder Services.................................................... 15
Determination of Net Asset Value........................................ 17
General Information and History......................................... 18
         The Trust...................................................... 18
         Description of Shares.......................................... 18
         Shareholder Liability.......................................... 18
         Limitation of Trustees' Liability.............................. 18
Taxes    ............................................................... 19
Experts  ............................................................... 20
Financial Statements.................................................... 20
Appendix................................................................A-1
         Description of Ratings.........................................A-1



________, 19__

                       INVESTMENT OBJECTIVES AND POLICIES

DESCRIPTION OF PERMITTED INVESTMENTS


ASSET-BACKED SECURITIES. The Fund may invest in asset-backed securities including company receivables, truck and auto loans, leases, and credit card receivables. These securities, like mortgage-backed securities, represent ownership of a pool of obligations. The payment of principal and interest on non-mortgage asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, these issues typically have a short to intermediate maturity structure depending on the paydown characteristics of the underlying financial assets that are passed through to the security holder. The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, due to the manner in which the issuing organizations may perfect their interests in their respective obligations, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect a security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, the possibility exists that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset but is generally less than the prepayment risk associated with mortgage-backed securities.


The development of non-mortgage asset-backed securities is at an earlier stage than that of mortgage-backed securities. While the market for asset-backed securities is becoming increasingly liquid, the market for non-mortgage asset-backed securities is not as well developed as that for mortgage-backed securities guaranteed by government agencies or instrumentalities. The Advisor intends to limit purchases of non-mortgage asset-backed securities to securities that are readily marketable at the time of purchase.


LOWER RATED SECURITIES. The Fund may invest in lower-rated bonds commonly referred to as "junk bonds" or high yield/high risk securities. These securities are rated "Ba" or lower by Moody's Investors Service, Inc. ("Moody's") or "BB" or lower by Standard & Poor's Ratings Group ("S&P"), Fitch Investors Services, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff"), IBCA Limited ("IBCA") and Thomson BankWatch ("Thomson"). These ratings indicate that the obligations are speculative and may be in default.


         Certain Risk Factors Relating to High-Yield, High-Risk Securities. The descriptions below are intended to supplement the discussion in the Prospectus under "Risk Factors."

         Growth of High Yield Bond, High-Risk Bond Market. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

        Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic down turn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund's net asset value.

         Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would generally replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

         Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely the Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

         Legislation. Federal laws require the divestiture by federally insured savings and loan associations of their investments in lower rated bonds and limit the deductibility of interest by certain corporate issuers of high yield bonds. These laws could adversely affect the Fund's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

         Taxes. The Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by the Fund and therefore is subject to the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to Shareholders.


FOREIGN SECURITIES. The Fund may invest in American Depositary Receipts, American Depositary Shares and New York Shares, and reserves the right to invest up to 25% of its assets in foreign equity securities denominated in foreign currencies. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S.issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in currency exchange rates, or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commission than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign markets may be characterized by lower liquidity, greater price volatility, less regulation and higher transaction costs than U.S. markets.

ILLIQUID SECURITIES. An illiquid security is a security which cannot be disposed of within seven days in the usual course of business at approximately the price at which it is being carried on the Fund's books, and includes repurchase agreements maturing in more than seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

MORTGAGE-BACKED SECURITIES. The Fund may invest in mortgage-backed securities issued or guaranteed by U.S. Government agencies or instrumentalities such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). In addition, the Fund may invest in privately issued mortgage-backed securities. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to predict accurately the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.


CMOs. The Fund may also invest in mortgage-backed securities issued by non-governmental entities. The mortgage-backed securities the Fund may purchase are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the two top categories by S&P or Moody's and which are backed solely by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government or its agencies and instrumentalities. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage "pay-through" bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and "mortgage-backed" bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed by U.S. Government agencies or instrumentalities.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Advisor believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine the average maturity of the Fund, the Advisor will use an estimate of the average life of a mortgage-backed security. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by the Advisor will be the actual average life.


SECURITIES LENDING. The Fund may lend securities pursuant to agreements requiring that the loans be continuously secured by cash, U.S. Government securities, or any combination of cash and such securities, as collateral equal at all times to 100% of the market value of the securities lent. Collateral is marked to market daily. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of the Fund's total assets taken at fair market value. The Fund will continue to receive interest or dividends on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Fund may use the Distributor or a broker/dealer affiliate of the Advisor as a broker in these transactions.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. Repurchase agreements are agreements by which a person (e.g., a portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or a primary securities dealer, as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.


Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the United States Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.


VARIABLE AMOUNT MASTER DEMAND NOTES. The Fund may invest in variable amount master demand notes which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

WHEN-ISSUED SECURITIES. The Fund may acquire securities on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the Custodian, and the Fund will maintain cash and other liquid assets in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at all times equal to the amount of such commitments.

INVESTMENT LIMITATIONS

The following investment limitations are fundamental policies of the Fund which cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1.       Acquire more than 10% of the voting securities of any one issuer.

2. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included for temporary liquidity or emergency purposes. All borrowings in excess of 5% of the value of the Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.


3. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (2) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.


4. Purchase or sell real estate or real estate limited partnership interests; provided that this shall not prevent the Fund from investing in readily marketable securities of issuers which own or invest in real estate.

5. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling the Fund's securities.

7. Purchase securities of other investment companies except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder. Under these rules and regulations, as currently in effect, the Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total Fund assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

8. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission.

The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.


NON-FUNDAMENTAL POLICIES. The following investment policies are non-fundamental policies which may be changed by the Board of Trustees without shareholder approval.


The Fund may not:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's total assets.


2. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment advisor of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

3.       Invest in companies for the purpose of exercising control.


The foregoing percentage limitations (except with respect to the limitation on investing in illiquid securities) apply at the time of purchase.



                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust, their dates of birth and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each Trustee and executive officer is SEI Fund Resources, 680 E. Swedesford Road, Wayne, Pennsylvania 19087-1658.

JAMES B. GRECCO - Trustee - Date of Birth: 02/17/33 - President, Grecco Auto Body Inc. (1986 - present); President, Grecco Auto Imports, Inc. (1970 - present); President, Joyce Motor Corp. (1979 - present); President, Grecco Auto Leasing Inc. (1964 - present); President, Grecco Lincoln Mercury Inc. (1964 - present).

CHRISTINE H. YACKMAN - Trustee - Date of Birth: 12/30/61 - Executive and Corporate Officer, Edgeboro Disposal, Inc. and Affiliated Companies (1991 - present); Officer Manager, Herbert Sand Co., Inc. (1981 - 1986).

ARTHUR L. BERMAN - Trustee - Date of Birth: 07/27/27 - President of Bertek, Inc. (1972-1994).

RAYMOND KONRAD - Trustee - Date of Birth: 9/17/36 - Chairman and Chief Executive Officer of American Compressed Gases, Inc. (1961 - present).

ROBERT A. NESHER - Chairman of the Board of Trustees* - Date of Birth: 08/17/46
- Retired since 1994. Director, Executive Vice President of SEI Corporation (1986-1994). Director and Executive Vice President of the Administrator and Distributor (1981-1994). Trustee of The Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Insurance Investment Products Trust, 1784 Funds(R), The Pillar Funds, Rembrandt Funds and Stepstone Funds.

DAVID G. LEE - President, Chief Executive Officer - Date of Birth: 4/16/52 - Senior Vice President of the Distributor since 1993. Vice President of the Distributor since 1991. President, GW Sierra Trust Funds prior to 1991.

KEVIN P. ROBINS - Vice President, Assistant Secretary - Date of Birth: 4/15/61-Senior Vice President, General Counsel and Assistant Secretary of SEI, Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 1994. Vice President and Assistant Secretary of SEI, the Administrator and Distributor 1992- 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988- 1992.

KATHRYN L. STANTON - Vice President, Assistant Secretary - Date of Birth:
11/19/58 - Vice President and Assistant Secretary, Deputy General Counsel, Vice President and Assistant Secretary of SEI, Vice President and Assistant Secretary of the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

RICHARD W. GRANT - Secretary - Date of Birth: 10/25/45 - 2000 One Logan Square, Philadelphia, PA 19103, Partner of Morgan, Lewis & Bockius LLP (law firm), Counsel to the Trust, Administrator and Distributor.

SANDRA K. ORLOW - Vice President, Assistant Secretary - Date of Birth: 10/18/53
- Vice President and Assistant Secretary of the Administrator and Distributor since 1988.

STEPHEN G. MEYER - CPA, Controller and Chief Financial Officer* - Date of Birth:
7/12/65 - Vice President and Controller of SEI Fund Resources since 1995. Director, Internal Audit and Risk Management, SEI Corporation, 1992 to 1995. Senior Associate, Coopers & Lybrand, 1990-1992.

JOSEPH M. LYDON - Vice President, Assistant Secretary - Date of Birth: 9/27/59 - Director, Business Administration of SEI Fund Resources, April 1995. Vice President of Fund Group, Dreman Value Management, LP and President of Dreman Financial Services, Inc. prior to 1995.

TODD CIPPERMAN - Vice President, Assistant Secretary - Date of Birth: 2/14/66 - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

BARBARA A. NUGENT - Vice President, Assistant Secretary - Date of Birth: 6/18/56
- Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate, Drinker Biddle & Reath (law firm), 1994-1996. Assistant Vice President/Administration, Delaware Service Company, Inc., 1992-1993; Assistant Vice President, Operations of Delaware Service Company, Inc., 1988-1992.

MARC H. CAHN - Vice President, Assistant Secretary - Date of Birth: 6/19/57 - Vice President and Assistant Secretary of SEI, the Distributor and Administrator since 1996. Associate General Counsel, Barclays Bank PLC, 1995-1996. ERISA Counsel for First Fidelity Bancorporation , 1994-1995. Associate, Morgan, Lewis & Bockius LLP, 1989-1994.

--------------------
* "Interested person" within the meaning of the 1940 Act.

The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for Trustees who are not affiliated with the Administrator. During the period ended December 31, 1995, the Trust paid approximately $19,250.00 in fees to the unaffiliated Trustees. Compensation of officers and Trustees of the Trust affiliated with the Administrator is paid by the Administrator.

                               Compensation Table

=============================================================================================================================
Name of Person, Position    Aggregate              Pension or Retirement    Estimated Annual         Total Compensation
                            Compensation From      Benefits Accrued As      Benefits Upon            From Registrant and
                            Registrant(1)          Part of Fund Expenses    Retirement               Fund Complex Paid to
                                                                                                     Trustees for the Fiscal
                                                                                                     Year Ended December
                                                                                                     31, 1995 (1), (2)
----------------------------------------------------------------------------------------------------------------------------

Arthur L. Berman Trustee    $5,250.00              N/A                      N/A                      $5,250.00  for services
                                                                                                     on 1 board
----------------------------------------------------------------------------------------------------------------------------

Thomas Ehrhart (3)          $3,500.00              N/A                      N/A                      $3,500.00  for services
Trustee                                                                                              on 1 board
----------------------------------------------------------------------------------------------------------------------------

Raymond Konrad, Trustee     $7,000.00              N/A                      N/A                      $7,000.00  for services
                                                                                                     on 1 board
----------------------------------------------------------------------------------------------------------------------------

Pasquale V. Mazzarulli(4)   $3,500.00              N/A                      N/A                      $3,500.00  for services
Trustee                                                                                              on 1 board
----------------------------------------------------------------------------------------------------------------------------

James B. Grecco             N/A                    N/A                      N/A                      N/A
Trustee*
----------------------------------------------------------------------------------------------------------------------------

Christine H. Yackman        N/A                    N/A                      N/A                      N/A
Trustee*
----------------------------------------------------------------------------------------------------------------------------

Robert A. Nesher            $0                     N/A                      N/A                      $0
Trustee**
===========================================================================================================================

(1)    Amounts do not include travel expenses.
(2) Mssrs. Konrad and Nesher are not on the Board of Trustees for any other investment company in the "Fund Complex" (as that term is defined in the Securities and Exchange Act of 1934, as amended).
(3)    Retired effective May 22, 1995.
(4)    Retired effective December 7, 1995.

 *     Trustee elected after the fiscal year ended December 31, 1995.
**     A Director who is an "interested person" as defined in the 1940 Act.

THE ADVISOR


The Trust and SUMMIT BANK INVESTMENT MANAGEMENT DIVISION, A DIVISION OF SUMMIT BANK (the "Advisor"), have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


The Advisor will not be required to bear expenses of the Trust to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund by a majority of the outstanding shares of the

Fund, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

The Glass-Steagall Act restricts the securities activities of banks such as Summit Bank, but federal regulatory authorities permit such banks to provide investment advisory and other services to mutual funds. Should this position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.

For the fiscal year ended December 31, 1996, the Fund had not commenced operations and therefore did not pay an advisory fee.

THE ADMINISTRATOR

The Trust and SEI Fund Resources (the "Administrator") are parties to an Administration Agreement. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days' written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at 680 East Swedesford Road, Wayne, PA 19087-1658. SEI Financial Management Corporation ("SFM"), a wholly-owned subsidiary of SEI Corporation ("SEI"), is the owner of all beneficial interest in the Administrator. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds, STI Classic Variable Trust and Turner Funds.

For the fiscal year ended December 31, 1996, the Fund had not commenced operations and therefore did not pay administrative fees.

                                FUND TRANSACTIONS
GENERAL

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Advisor selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Advisor's determination of what are reasonably competitive rates is based upon the professional knowledge of the Advisor's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty.

As described above, bonds, debentures and money market securities are bought and sold directly with a dealer without payment of a brokerage commission. In these instances, while there is no direct commission charged, there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Advisor may allocate, out of all commission business generated by all of the funds and accounts under management by the Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934, higher commissions may be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker/dealers who provide daily portfolio pricing services to the Trust or who have agreed to defray other Trust expenses such as custodian fees. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

For the fiscal year ended December 31, 1996, the Fund had not commenced operations and therefore did not pay commissions on any brokerage transactions, pursuant to an agreement or understanding, to brokers because of research services provided by the brokers.

The Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or trust may obtain, it is the opinion of the Advisor and the Trust's Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Advisor may, at the request of the SEI Financial Services Company ("SFS" or the "Distributor"), give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.


It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or Summit Discount Brokerage Co., an affiliate of the Advisor, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the Securities and Exchange Commission (the "SEC"). Under these provisions, the Distributor or Summit Discount Brokerage Co. is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or Summit Discount Brokerage Co. to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.


For the fiscal year ended December 31, 1996, the Fund had not commenced operations and therefore did not pay any brokerage commissions.

"Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. At December 31, 1996, the Fund had not commenced operations and therefore did not hold any securities of the Trust's "regular brokers or dealers."

                   THE DISTRIBUTOR AND THE DISTRIBUTION PLANS

SEI Financial Services Company, a wholly owned subsidiary of SEI, and the Trust are parties to a distribution agreement ("Distribution Agreement") dated February 28, 1992, which applies to all classes of shares of the Fund. The Distributor receives no compensation for distribution of Class A shares.

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the Qualified Trustees, or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party. "Qualified Trustees" are Trustees of the Trust who are not interested persons and have no financial interest in the Agreement or any related agreement or plan.

The Class B Distribution Plan adopted by the Class B shareholders (the "Class B Distribution Plan") provides that the Trust will pay the Distributor a fee of up to .25% of the Fund's Class B shares' average daily net assets which the Distributor can use to compensate broker/dealers and service providers, including Summit Bank and its affiliates, which provide distribution related services to Class B shareholders or their customers who beneficially own Class B shares.

Services under the Class B Distribution Plan may include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law.

Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted the Class B Distribution Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Continuance of the Class B Distribution Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Qualified Trustees. The Class B Distribution Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Class B Distribution Plan may be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Trust. All material amendments of the Class B Distribution Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

For the fiscal year ended December 31, 1996, the Fund had not commenced operations and therefore did not incur any distribution expenses.

                                   PERFORMANCE

Performance Information for Predecessor Common Trust and Collective Investment Funds

The Equity Growth Fund is the successor to a common trust fund and a collective investment fund (together, the "Common Fund") previously managed by Summit Bank. A substantial portion of the assets of each Common Fund was transferred into the Equity Growth Fund in connection with the Fund's commencement of operations. Set forth below is certain composite performance data for the Common Funds, which is deemed relevant because each Common Fund was managed using virtually the same investment objectives, policies and restrictions as those used by the Fund. Past performance of the Common Funds, as shown in the table below, may be relevant to your consideration of an investment in the Equity Growth Fund. The composite performance data, however, is not necessarily indicative of the future performance of the Fund. Further, each Common Fund was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Code, which, if they had been imposed, may have adversely affected the Common Fund's performance.

The Common Funds did not incur expenses that correspond to the advisory, administrative, and other fees to which the Equity Growth Fund is subject. Therefore, the operating expenses of the Equity Growth Fund will be different from, and may be higher than, the operating expenses of the Common Funds.

          Composite Average Annual Total Returns For The Common Funds
            From Inception _____________, Through _________________
(Adjusted to reflect stated sales load for each class of the Equity Growth Fund)

                      Since
Common Fund          [date]*     1 Year     3 Years   5 Years    10 Years
-----------          -------     ------     -------   -------    --------

Class A                 __%        __%        __%        __%        __%

Class B (Return with    __%        __%        __%        __%        __%
4.00% Sales Load)

Class B (Return with    __%        __%        __%        __%        __%
No Sales Load)

S&P 500                 __%        __%        __%        __%        __%


Past performance of the Common Funds is no guarantee of future performance by the Equity Growth Fund.

* The Common Funds consist of the Summit Bank EBF Common Stock Fund and Summit Bank CTF Capital Growth Fund, which commenced operations on _________________ and _______________, respectively.



CALCULATION OF TOTAL RETURN

From time to time, the Fund may advertise total return on an "average annual total return" basis and on an "aggregate total return" basis for various periods. Average annual total return reflects the average annual percentage change in the value of an investment in the Fund over the particular measuring period. Aggregate total return reflects the cumulative percentage change in value over the measuring period. Aggregate total return is computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P (1 +
T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period or the life of the fund. The formula for calculating aggregate total return can be expressed as (ERV/P)-1.

The calculation of total return assumes reinvestment of all dividends and capital gain distribution on the reinvestment dates during the period and that the entire investment is redeemed at the end of the period. In addition the maximum sales charge for the Fund is deducted from the initial $1,000 payment. Total return may also be shown without giving effect to any sales charges.


As of December 31, 1996, the Fund had not commenced operations and therefore did not advertise total return.

                        PURCHASE AND REDEMPTION OF SHARES

It is currently the Trust's policy to pay for the Fund's redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from the Fund during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Advisor, the Administrator and/or the Custodian are not open for business.

                              SHAREHOLDER SERVICES

The following is a description of plans and privileges by which the sale charges imposed on the Class B shares of the Fund may be reduced.


RIGHT OF ACCUMULATION: A shareholder qualifies for cumulative quantity discounts when his or her new investment, together with the previous net purchases of that shareholder in the Trust's other investment portfolios (together with the Fund, the "Funds") reaches a discount level. See "Purchase and Redemption of Shares" in the Prospectus for the sales charge on quantity purchases.

LETTER OF INTENT: The reduced sales charges are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intent provided by the Distributor, and not legally binding on the signer or the Fund which provides for the holding in escrow by the Administrator of 5% of the total amount intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intent may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the Administrator will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference.

DISTRIBUTION INVESTMENT OPTION: Distributions of dividends and capital gains made by the Fund may be automatically invested in shares of another Fund of the Trust if shares of that Fund are available for sale. Such investments will be subject to initial investment minimums, as well as additional purchase minimums. A shareholder considering the Distribution Investment Option should obtain and read the prospectus of the other Funds and consider the differences in objectives and policies before making any investment.

REINSTATEMENT PRIVILEGE: A shareholder who has redeemed his or her shares of the Fund has a one-time right to reinvest the redemption proceeds in shares of any of the Trust's Funds at their net asset value as of the time of reinvestment. Such a reinvestment must be made within 30 days of the redemption and is limited to the amount of the redemption proceeds. Although redemptions and repurchases of shares are taxable events, a reinvestment within such 30-day period in the same fund is considered a "wash sale" and results in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes. The investor must notify the Transfer Agent at the time the trade is placed that the transaction is a reinvestment.

EXCHANGE PRIVILEGE: Subject to the restrictions set forth below, some or all of the shares of the Fund for which good payment has been received (i.e., an established account) may be exchanged for shares of other Funds of the Trust with similar or lower sales loads or for shares of the Trust's Funds which do not have a sales load, at their net asset value.

The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon sixty days' notice. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Distributor.

A shareholder may exchange the shares of the Fund, for which good payment has been received, in his or her account at any time, regardless of how long he or she has held his or her shares.

Each Exchange Request must be in proper form (i.e., if in writing, signed by the record owner(s) exactly as the shares are registered; if by telephone, proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. Each exchange involves the redemption of the shares of the Fund to be exchanged and the purchase either at net asset value (i.e., without a sales charge) or with the appropriate sales charge, of the shares of the other Funds. Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless such shares were held in a tax-deferred retirement plan or other tax-exempt account. If the Exchange Request is received by the Distributor in writing or by telephone on any business day prior to the close of the New York Stock Exchange, the exchange usually will occur on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Fund, and thus the purchase of shares of the other Funds, may be delayed for up to seven days if the Fund determines that such delay would be in the best interest of all of its shareholders. Investment dealers which have satisfied criteria established by the Fund may also communicate a shareholder's Exchange Request to the Fund subject to the restrictions set forth above. No more than five exchange requests may be made in any one telephone Exchange Request.

The Exchange Privilege may be exercised only in those states where the class of shares of such other Funds of the Trust may legally be sold.

Stop-Payment Requests: Investors may request a stop payment on checks by providing the Trust with a written authorization to do so. Oral requests will be accepted provided that the Trust promptly receives a written authorization. Such requests will remain in effect for six months unless renewed or canceled. The Trust will use its best efforts to effect stop-payment instructions, but does not promise or guarantee that such instructions will be effective. Shareholders requesting stop payment will be charged a $20 service fee per check which will be deducted from their accounts.

                        DETERMINATION OF NET ASSET VALUE

Shares will normally be issued for cash only. Transactions involving the issuance of shares for securities or assets other than cash will be limited to a bona fide reorganization, statutory merger or will be limited to other acquisitions of portfolio securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) which: meet the investment objectives and policies of the Fund; are acquired for investment and not for resale; are liquid securities which are not restricted as to transfer either by law or liquidity of market; and have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or NASDAQ.

The securities of the Fund are valued by the Administrator. The Administrator may use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees. Although the methodology and procedures are identical, the net asset value per share of Class A and Class B shares of the Fund may differ because of the distribution expenses charged to Class B shares.

A pricing service values portfolio securities, which are primarily traded on a domestic exchange, at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. A Fund security that is primarily traded on a foreign securities exchange is generally valued at its preceding closing value on the exchange, provided that if an event occurs after the security is so valued that is likely to have changed its value, then the fair value of those securities will be determined through consideration of other factors by or under the direction of the Board of Trustees. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. Dollars equivalent at the prevailing market rate on the day of valuation.

Certain of the securities acquired by the Fund may be traded on foreign exchanges or over-the counter markets on days on which the Fund's net asset value is calculated. In such cases, the net asset value of the Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.



                         GENERAL INFORMATION AND HISTORY

THE TRUST


The Trust is an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated September 9, 1991. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of shares of each series. This Statement of Additional Information relates to the shares of the Trust's Equity Growth Fund (the "Fund"). Shareholders may purchase shares of the Fund through two separate classes (Class A and Class B) which provide for variations in distribution and transfer agent costs, voting rights and dividends. In addition, a sales load is imposed on the sale of Class B shares of certain of the Trust's Funds, including the Fund. Except for differences between Class A and Class B shares pertaining to distribution and transfer agent costs, each share of the Fund represents an equal proportionate interest in the Fund. See "Description of Shares."


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Fund each of which represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund; shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of a series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                      TAXES

The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectuses. No attempt has been made to present a detailed explanation of the tax treatment of the Fund or its shareholders and the discussion here and in the Fund's prospectuses is not intended as a substitute for careful tax planning.

FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss)(the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or certain other income; (ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stock, securities or certain other assets held for less than three months; (iii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades of businesses.

Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Any gain or loss recognized on a sale or redemption of shares of the Fund by a shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss.

Distributions from the Fund generally will not be eligible for the dividends received deduction available to corporate shareholders.

If for any taxable year the Fund does not qualify for the special tax treatment afforded RICs, all of the taxable income of the Fund will be subject to federal income tax at regular corporate rates (without any deduction for distributions to the Fund shareholders). In such event, all distributions made by the Fund (whether or not derived from tax-exempt interest) would be taxable to shareholders as dividends to the extent of the Fund's earnings and profits, and such dividend distributions would be eligible for the dividends received deduction available to corporate shareholders.

Additional Consideration. Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains on investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by the Fund. Pursuant to an election, the Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculation the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If the Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and United States possessions.

STATE TAXES

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes.

                                     EXPERTS

Arthur Andersen LLP serves as independent public accountants to the Trust.

                              FINANCIAL STATEMENTS

The Fund has not commenced operations and therefore does not have financial statements.

APPENDIX

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.


Description of Commercial Paper Ratings
Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1 +,1 and 2, to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 have satisfactory capacity to meet its financial commitments.


Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be of the "highest" quality on the basis of relative repayment capacity.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch Investors Services, Inc. ("Fitch"). Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff and Phelps, Inc. ("Duff"). Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

The rating TBW-1 by Thomson indicates a very high likelihood that principal and interest will be paid on a timely basis.

Description of Corporate Bond Ratings

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB is less vulnerable to nonpayment than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. An obligation rated CC is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Bonds rated CCC have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment. Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time. Bonds rated C are in imminent default in payment of interest or principal.

Bonds rated DDD,DD and D are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimaterecovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Bonds rated AAA by Duff are considered of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA+ , AA and AA- are considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Bonds rated A+, A and A- have protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress. Bonds rated BBB+, BBB and BBB- are considered to have below average protection factors but are still considered sufficient for prudent investment. There is considerable variability in risk during economic cycles. Bonds rated BB+, BB and BB- are below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category. Bonds rated B+, B and B- are below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

Bonds rated CCC are well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

Bonds rated DD are defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

Bonds rated AAA by IBCA are obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially. Bonds rated AA are obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly. Bonds rated A are obligations for which there is low expectation of investment risk. Capacity for timely repayment of principal and interest is strong although adverse changes in business, economic or financial conditions may lead to increased investment risk.

Bonds rated BBB are obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories. Bonds rated BB are obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions. Bonds rated B are obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

Bonds rated CCC are obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions. Bonds rated CC are obligations which are highly speculative or which have a high risk of default. Bonds rated C are obligations which are currently in default.

Bonds rated AAA by Thomson indicate that the ability to repay principal and interest on a timely basis is very high. Bonds rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


Bonds rated BBB indicate an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. Bonds rated BBB are the lowest investment grade category.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could well negatively affect the payment of interest and principal on a timely basis.

Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances. CC is applied to issues that are subordinate to other obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization. Issues rated D are in default.

                            PART C: OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:


          (a)   Financial Statements
                 none

          (b)   Additional Exhibits

                (1)      Declaration of Trust (Incorporated by Reference to Registration Statement on Form
                         N-1A, File No. 33-44712, as originally filed with the Securities and Exchange
                         Commission on December 23, 1991), filed herewith via EDGAR.
                (2)      By-Laws (Incorporated by Reference to Registration Statement on Form N-1A, File
                         No. 33-44712, as originally filed with the Securities and Exchange Commission on
                         December 23, 1991) filed herewith via EDGAR.
                (3)      Not Applicable.
                (4)      Not Applicable.
                (5)(a)   Administration Agreement (Incorporated by Reference to Post-Effective Amendment
                         No. 1 to Registrant's Registration Statement on Form N-1A, File No. 33-44712, as
                         originally filed with the Securities and Exchange Commission on September 24, 1992)
                         filed herewith via EDGAR.
                (5)(b)   Schedule to the Administration Agreement (Incorporated by Reference to Post-
                         Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A,
                         File No. 33-44712, as originally filed with the Securities and Exchange Commission on
                         April 28, 1995) filed herewith via EDGAR.
                (5)(c)   Investment Advisory Agreement with United Jersey Bank Investment Management
                         Division (the "Advisor")(Incorporated by Reference to Post-Effective Amendment
                         No. 1 to Registrant's Registration Statement on Form N-1A, File No. 33-44712, as
                         orginally filed with the Securities and Exchange Commission on September 24, 1992)
                         filed herewith via EDGAR.
                (5)(d)   Transfer Agent Agreement (Incorporated by Reference to Post-Effective Amendment
                         No. 1 to Registrant's Registration Statement on Form N-1A, File No. 33-44712, as
                         originally filed with the Securities and Exchange Commission on September 24, 1992)
                         filed herewith via EDGAR.
                (5)(e)   Investment Advisory Agreement between Registrant and United Jersey Bank filed herewith via EDGAR.
                (5)(f)   Investment Sub-Advisory Agreement between the Advisor and Wellington
                         Management Company filed herewith via EDGAR.
                (5)(g)   Schedule to the Administration Agreement relating to the Equity Growth Fund, filed herewith.
                (5)(h)   Schedule to the Investment Advisory Agreement relating to the Equity Growth Fund, filed herewith.
                (5)(i)   Form of Consent to Assignment and Assumption of the Administration Contract, filed herewith.
                (6)      Distribution Agreement (Incorporated by Reference to Post-Effective Amendment
                         No. 1 to Registrant's Registration Statement on Form N-1A, File No. 33-44712, as originally filed  with the Securities and Exchange Commission on September 24, 1992) filed herewith via
                         EDGAR.




                (7)      Not Applicable.
                (8)(a)   Custodian Agreement (Incorporated by Reference to Post-Effective Amendment No. 1
                         to Registrant's Registration Statement on Form N-1A, File No. 33-44712, as originally filed with the Securities and Exchange Commission on September 24, 1992) filed herewith via EDGAR.
                (8)(b)   Custodian Agreement between United Jersey Bank and The Bank of California,
                         National Association (Incorporated by Reference to Post-Effective Amendment No. 5
                         to Registrant's Registration Statement on Form N-1A, File No. 33-44712, as originally filed with the Securities and Exchange Commission on February 10, 1995) filed herewith via EDGAR.
                (9)      Not Applicable.
                (10)     Opinion and Consent of Counsel (Incorporated by Reference to Pre-Effective
                         Amendment No. 2 to Registrant's Registration Statement on Form N-1A, File No. 33-
                         44712, as originally filed with the Securities and Exchange Commission on March 27,
                         1992)filed herewith via EDGAR.
                (11)     Consent of Independent Public Accountants, filed herewith.
                (12)     Not Applicable.
                (13)     Not Applicable.
                (14)     Not Applicable.
                (15)(a)  Distribution Plan--Class B (Incorporated by Reference to Post-Effective Amendment
                         No. 1 to Registrant's Registration Statement on Form N-1A, File No. 33-44712, as
                         originally filed with the Securities and Exchange Commission on September 24, 1992)
                         filed herewith via EDGAR.
                (15)(b)  Distribution Plan--U.S. Treasury Securities Plus Money Market Fund (Incorporated by
                         reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement
                         on Form N-1A, File No. 33-44712, as originally filed with the Securities and Exchange
                         Commission on March 1, 1993)filed herewith via EDGAR.
                (15)(c)  Rule 18F-3 Multiple Class Plan (Incorporated by Reference to Post-Effective
                         Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 33-
                         44712), as originally filed with the Securities and Exchange Commission on October 25,
                         1995)filed herewith via EDGAR.
                (16)     Performance Quotation Computation.
                (24)(a)  Powers of Attorney (Incorporated by reference to Post-Effective Amendment No. 5 to
                         Registrant's Registration Statement on Form N-1A, File No. 33-44712, as originally filed with the Securities and Exchange Commission on February 10, 1995) filed herewith via EDGAR.




                (24)(b)  Power of Attorney for Arthur L. Berman (Incorporated by Reference to Post-Effective
                         Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 33-
                         44712), as originally filed with the Securities and Exchange Commission on October 25,
                         1995)filed herewith via EDGAR.
                (24)(c)  Powers of Attorney for Christine H. Yackman and James B. Grecco, filed herewith.


Item 25.  Persons Controlled by or under Common Control with Registrant

          See the Prospectuses and the Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Corporation which also controls the distributor of the Registrant, SEI Financial Services Company, and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.



Item 26.  Number of Holders of Securities:
          As of October 30, 1996,



                                                                                                  Number of
                Title of Class                                                                    Record Holders

                Units of beneficial interest, without par value--
                   U.S. Treasury Securities Money Market Fund--Class A.........................       14
                   U.S. Treasury Securities Money Market Fund--Class B.........................       84
                   U.S. Treasury Securities Plus Money Market Fund.............................      234
                   Prime Obligation Money Market Fund--Class A.................................      933
                   Prime Obligation Money Market Fund--Class B.................................      316
                   Tax-Exempt Money Market Fund--Class A.......................................      323
                   Tax-Exempt Money Market Fund--Class B.......................................       98
                   Short-Term Investment Fund--Class A.........................................      414
                   Short-Term Investment Fund--Class B.........................................       59
                   Fixed Income Fund--Class A..................................................      726
                   Fixed Income Fund--Class B..................................................      412
                   New Jersey Municipal Securities Fund--Class A...............................      332
                   New Jersey Municipal Securities Fund--Class B...............................      942
                   Pennsylvania Municipal Securities Fund--Class A.............................        8
                   Pennsylvania Municipal Securities Fund--Class B.............................       19
                   Intermediate-Term Government Securities Fund--Class A                             213
                   Intermediate-Term Government Securities Fund--Class B                             163
                   GNMA Fund--Class A..........................................................      195
                   GNMA Fund--Class B..........................................................      139
                   Equity Value Fund--Class A..................................................      365
                   Equity Value Fund--Class B..................................................      912
                   Equity Income Fund--Class A.................................................      420
                   Equity Income Fund--Class B.................................................     1146
                   Mid Cap Value Fund--Class A.................................................      143
                   Mid Cap Value Fund--Class B.................................................      840
                   Balanced Growth Fund--Class A...............................................       10
                   Balanced Growth Fund--Class B...............................................      893
                   International Growth Fund--Class A..........................................      360
                   International Growth Fund--Class B..........................................      207
                   Equity Growth Fund--Class A.................................................        0
                   Equity Growth Fund--Class B.................................................        0

Item 27.  Indemnification:

          Article VIII of the Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Advisor:

          Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of a director, officer, employee, partner or trustee are as follows:

             Name and Position                       Name of                          Connection with
          with Investment Advisor                 Other Company                        Other Company
          -----------------------                 -------------                       ---------------

Directors:
T. Joseph Semrod--Chairman, Chief Executive
    Officer & Director...................... Summit Bancorp.                     Chairman & CEO
Robert G. Cox, President & Director......... Summit Bancorp.                     President
John G. Collins, Vice Chairman & Director... Summit Bancorp.                     Vice Chairman
Bjorn Ahlstrom, Director.................... Volvo North America                  --
                                             Corporation, Retired
Robert L. Boyle, Director................... William H. Hintelmann Firm          Representative


             Name and Position                       Name of                        Connection with
          with Investment Advisor                 Other Company                      Other Company
          -----------------------                 -------------                     ---------------

Directors:
----------
James C. Brady, Jr., Director............... Mill House Associates, L.P.          Partner
Barry D. Brown, Director.................... Princeton Insurance Co.              Chairman
T.J. Dermot Dunphy, Director................ Sealed Air Corporation               President & CEO
Anne Evans Estabrook, Director.............. Elberon Development Co.              Owner
Elinor J. Ferdon, Director.................. Girl Scouts of the USA               President
Samuel Gerstein, Esq., Director............. Gerstein, Cohen & Grayson            Partner
Richard H. Goldberger, Director............. Linda's Flame Roasted Chicken        Chairman
Robert S. Hekemian, Director................ Hekemian & Co., Inc.                 Chairman & CEO
Thomas C. Jamieson, Jr., Esq., Director..... Jamieson, Moore, Peskin &            Chairman, President
                                             Spicer, PA
Vincent P. Langone, Director................ L & S Incorporated                    --
Francis J. Mertz, Director.................. Farleigh Dickinson University        President
George L. Miles, Jr., Director.............. WQED Pittsburgh                      President & CEO
Bertram B. Miller, Director................. B.B. Miller & Company                President
Henry S. Patterson II, Director............. E'town Corporation                   President
Raymond Silverstein, Director............... Alloy, Silverstein, Shapiro,         Consultant
                                             Adams, Mulford & Co.
Orin R. Smith, Director..................... Engelhard Corp.                      Chairman & CEO
Sylvester L. Sullivan, Director............. Car Rentals, Inc.                    President
Joseph M. Tabak, Dirrector.................. JPC Enterprises, Inc.                President & CEO
Alexander von Summer, Director.............. Alexander Summer Co.                 Chairman
Robert A. Woodruff, Director................ Woodruff Oil Company                 President




          Wellington Management Company, LLP ("WMC") is the investment sub-advisor for the International Growth Fund. The principal address of WMC is 75 State Street, Boston, MA 02109.


          The list required by this Item 28 of officers and directors of WMC, together with information as to any other business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by WMC pursuant to the Advisers Act (SEC File No. 801-15908).

Item 29.  Principal Underwriters:


(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.



          Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:





          SEI Daily Income Trust............................................  July 15, 1982
          SEI Liquid Asset Trust............................................  November 29, 1982
          SEI Tax Exempt Trust..............................................  December 3, 1982
          SEI Index Funds...................................................  July 10, 1985
          SEI Institutional Managed Trust...................................  January 22, 1987
          SEI International Trust...........................................  August 30, 1988
          Stepstone Funds...................................................  January 30, 1991
          The Advisors' Inner Circle Fund...................................  November 14, 1991
          The Pillar Funds..................................................  February 28, 1992
          CUFUND............................................................  May 1, 1992
          STI Classic Funds.................................................  May 29, 1992
          CoreFunds, Inc. ..................................................  October 30, 1992
          First American Funds, Inc. .......................................  November 1, 1992
          First American Investment Funds, Inc. ............................  November 1, 1992
          The Arbor Fund....................................................  January 28, 1993
          1784 Funds(R).....................................................  June 1, 1993
          The PBHG Funds, Inc...............................................  July 16, 1993
          Marquis Funds(R)..................................................  August 17, 1993
          Morgan Grenfell Investment Trust..................................  January 3, 1994
          The Achievement Funds Trust.......................................  December 27, 1994
          Bishop Street Funds...............................................  January 27, 1995
          CrestFunds, Inc...................................................  March 1, 1995
          STI Classic Variable Trust........................................  August 18, 1995
          ARK Funds........................................................   November 1, 1995
          Monitor Funds.....................................................  January 11, 1996
          FMB Funds, Inc. ..................................................  March 1, 1996
          SEI Asset Allocation Trust........................................  April 1, 1996
          Turner Funds.....................................................   April 30, 1996
          SEI Institutional Investments Trust...............................  June 14, 1996
          First American Strategy Funds, Inc. ..............................  October 1, 1996


          SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").


(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is 680 East Swedesford Road, Wayne, PA 19087.


                           Position and Office                                          Positions and Offices
Name                       with Underwriter                                              with Registrant
----                       ----------------                                             ----------------------

Alfred P. West, Jr.        Director, Chairman & Chief Executive Officer                          --
Henry H. Greer             Director, President & Chief Operating Officer                         --
Carmen V. Romeo            Director, Executive Vice President
                              & Treasurer                                                        --
Gilbert L. Beebower        Executive Vice President                                              --
Richard B. Lieb            Executive Vice President, President-Investment
                              Services Division                                                 --
Leo J. Dolan, Jr.          Senior Vice President                                                 --
Carl A. Guarino            Senior Vice President                                                 --
Jerome Hickey              Senior Vice President                                                 --
Larry Hutchison            Senior Vice President                                                 --
Steven Kramer              Senior Vice President                                                 --
David G. Lee               Senior Vice President                                          President & Chief
                                                                                          Executive Officer
William Madden             Senior Vice President                                                 --
Jack May                   Senior Vice President                                                 --
A. Keith McDowell          Senior Vice President                                                 --
Dennis J. McGonigle        Senior Vice President                                                 --
Hartland J. McKeown        Senior Vice President                                                 --
Barbara J. Moore           Senior Vice President                                                 --
James V. Morris            Senior Vice President                                                 --
Steven Onofrio             Senior Vice President                                                 --
Kevin P. Robins            Senior Vice President, General Counsel &                      Vice President & Assistant
                              Assistant Secretary                                           Secretary
Robert Wagner              Senior Vice President                                                 --
Patrick K. Walsh           Senior Vice President                                                 --
Kenneth Zimmer             Senior Vice President                                                 --
Robert Aller               Vice President                                                        --
Marc H. Cahn               Vice President & Assistant Secretary                          Vice President & Assistant
                                                                                            Secretary
Gordon W. Carpenter        Vice President                                                        --
Todd Cipperman             Vice President & Assistant Secretary                          Vice President & Assistant
                                                                                            Secretary
Robert Crudup              Vice President & Managing Director                                    --
Ed Daly                    Vice President                                                        --
Jeff Drennen               Vice President                                                        --
Mick Duncan                Vice President and Team Leader                                        --
Vic Galef                  Vice President & Managing Director                                    --
Kathy Heilig               Vice President                                                        --
Michael Kantor             Vice President                                                        --
Samuel King                Vice President                                                        --
Kim Kirk                   Vice President & Managing Director                                    --
Donald H. Korytowski       Vice President                                                        --
John Krzeminski            Vice President & Managing Director                                    --
Robert S. Ludwig           Vice President and Team Leader                                        --
Vicki Malloy               Vice President and Team Leader                                        --
Carolyn McLaurin           Vice President & Managing Director                                    --
W. Kelso Morrill           Vice President                                                        --
Barbara A. Nugent          Vice President & Assistant Secretary                         Vice President & Assistant
                                                                                           Secretary




                           Position and Office                                          Positions and Offices
Name                       with Underwriter                                              with Registrant
----                       ----------------                                             ----------------------


Sandra K. Orlow            Vice President & Assistant Secretary                         Vice President & Assistant
                                                                                           Secretary
Donald Pepin               Vice President & Managing Director                                    --
Larry Pokora               Vice President                                                        --
Kim Rainey                 Vice President                                                        --
Paul Sachs                 Vice President                                                        --
Mark Samuels               Vice President & Managing Director                                    --
Steve Smith                Vice President                                                        --
Daniel Spaventa            Vice President                                                        --
Kathryn L. Stanton         Vice President & Assistant Secretary                          Vice President & Assistant
                                                                                            Secretary
Wayne M. Withrow           Vice President & Managing Director                                    --
William Zawaski            Vice President                                                        --
James Dougherty            Director of Brokerage Services                                        --


Item 30.  Location of Accounts and Records:

        Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

              (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b);
        (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:


                  Summit Bank
                  210 Main Street
                  Hackensack, NJ 07601


                  Mitsubishi Global Custody
                  475 Sansome Street
                  11th floor
                  San Francisco, CA 94111

              (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C)
        and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's
        Administrator:


                  SEI Fund Resources
                  680 E. Swedesford Road
                  Wayne, PA 19087


              (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisor or Sub-Advisor:


                  Summit Bank Investment Management Division,
                      a division of Summit Bank
                  210 Main Street
                  Hackensack, NJ 07601

                  Wellington Management Company, LLP
                  75 State Street
                  Boston, MA  02109


Item 31.  Management Services: None.

Item 32.  Undertakings:


        Registrant hereby undertakes to file a post-effective amendment, using financial statements with respect to the Equity Growth Fund, which need not be certified, within four to six months from the effective date of this Post-Effective Amendment No. 9.

        Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), inform the Board of Trustees of their desire to communicate with shareholders of the Trust, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

        Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the 1940 Act relating to shareholder communications.


        Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

                                     NOTICE

        A copy of the Agreement and Declaration of Trust for The Pillar Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   Signatures


        Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement No. 33-44712 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 12 day of November, 1996.



                                        THE PILLAR FUNDS



                                        By: /s/ David G. Lee
                                           ----------------------------------
                                           David G. Lee
                                           President & Chief Executive Officer

        Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.






            *                                          Trustee                                  November 12, 1996
----------------------------------------
       Arthur L. Berman


            *                                          Trustee                                  November 12, 1996
----------------------------------------
       Ray  Konrad

            *                                          Trustee                                  November 12, 1996
----------------------------------------
       Robert A. Nesher

            *                                          Trustee                                  November 12, 1996
----------------------------------------
       Christine H. Yackman

            *                                          Trustee                                  November 12, 1996
----------------------------------------
        James B. Grecco

 /s/  Stephen G. Meyer                                 Controller & Chief Financial Officer     November 12, 1996
-----------------------------------------
          Stephen G. Meyer


*By: /s/ David G. Lee
    -------------------------------------
              David G. Lee
              Attorney-in-Fact



                                  EXHIBIT INDEX


                                                                                                              Sequential
    Exhibit                                     Name                                                            Page #
    -------                                     ----                                                          ----------

EX-99.B1             Registrant's Declaration of Trust is incorporated herein by reference to Registrant's Registration Statement on Form
                     N-1A (File No. 33-44712), originally filed with the
                     Securities and Exchange Commission on December 23, 1991 and
                     filed via EDGAR herewith.
EX-99.B2             Registrant's By-laws are incorporated herein by reference
                     to Registrant's Registration Statement on Form N-1A (File
                     No. 33-44712), originally filed with the Securities and
                     Exchange Commission on December 23, 1991 and filed via
                     EDGAR herewith.
EX-99.B5(a)          Administration Agreement between Registrant and SEI Financial
                     Management Corporation is incorporated herein by reference to Post-
                     Effective Amendment No. 1 to Registrant's Registration Statement on
                     Form N-1A (File No. 33-44712), originally filed with the Securities and
                     Exchange Commission on September 24, 1992 and filed via EDGAR herewith.
EX-99.B5(b)          Schedule to the Administration Agreement between Registrant and SEI
                     Financial Management Corporation, is incorporated by reference to
                     Post-Effective Amendment No. 6 to Registrant's Registration Statement
                     on Form N-1A (File No. 33-44712), originally filed with the Securities and Exchange Commission on April 28, 1995 and filed via EDGAR herewith.
EX-99.B5(c)          Investment Advisory Agreement between Registrant and United
                     Jersey Bank Investment Management Division, a division of
                     United Jersey Bank, is incorporated herein by reference to
                     Post-Effective Amendment No. 1 to Registrant's Registration
                     Statement on Form N-1A (File No. 33-44712), originally
                     filed with the Securities and Exchange Commission on
                     September 24, 1992 and filed via EDGAR herewith.
EX-99.B5(d)          Retail Transfer Agent and Shareholder Services Agreement
                     between Registrant and SEI Financial Management Corporation is incorporated herein by reference to Post-Effective
                     Amendment No. 1 to Registrant's Registration Statement on
                     Form N-1A (File No. 33-44712), originally filed with the
                     Securities and Exchange Commission on September 24, 1992 and
                     filed via EDGAR herewith.
EX-99.B5(e)          Investment Advisory Agreement between Registrant and United Jersey
                     Bank Investment Management Division, a division of United Jersey
                     Bank, filed herewith.
EX-99.B5(f)          Investment Sub-Advisory Agreement between United Jersey
                     Bank Investment Management Division, a division of United
                     Jersey Bank, and Wellington Management Company, filed
                     herewith.
EX-99.B5(g)          Schedule to the Administration Agreement relating to the
                     Equity Growth Fund, filed herewith.



                                                                                                              Sequential
    Exhibit                                     Name                                                            Page #
    -------                                     ----                                                          ----------


EX-99.B5(h)          Schedule to the Investment Advisory Agreement relating to
                     the Equity Growth Fund, filed herewith.
EX-99.B5(i)          Form of Consent to Assignment and Assumption of the
                     Administration Contract, filed herewith.
EX-99.B6             Distribution Agreement between Registrant and SEI Financial
                     Services Company is incorporated herein by reference to
                     Post-Effective Amendment No. 1 to Registrant's Registration
                     Statement on Form N-1A (File No. 33-44712), originally
                     filed with the Securities and Exchange Commission on
                     September 24, 1992 and filed via EDGAR herewith.
EX-99.B8(a)          Custodian Agreement between Registrant and United Jersey
                     Bank is incorporated herein by reference to Post-Effective
                     Amendment No. 1 to Registrant's Registration Statement on
                     Form N-1A (File No. 33-44712), originally filed with the
                     Securities and Exchange Commission on September 24, 1992 and
                     filed via EDGAR herewith.
EX-99.B8(b)          Custodian Agreement between United Jersey Bank and The Bank of
                     California, National Association incorporated herein by reference to
                     Post-Effective Amendment No. 5 to Registrant's Registration Statement
                     on Form N-1A (File No. 33-44712), originally filed with the Securities and Exchange Commission on February 10, 1995 and filed via EDGAR herewith.
EX-99.B10            Opinion and Consent of Counsel is incorporated herein by reference to
                     Pre-Effective Amendment No. 2 to Registrant's Registration Statement
                     on Form N-1A (File No. 33-44712), originally filed with the Securities and Exchange Commission on March 27, 1992 and filed via EDGAR herewith.
EX-99.B11            Consent of Independent Public Accountants, filed herewith.
EX-99.B15(a)         Distribution Plan-Class B is incorporated herein by reference to Post-
                     Effective Amendment No. 1 to Registrant's Registration Statement on
                     Form N-1A (File No. 33-44712), originally filed with the Securities and
                     Exchange Commission on September 24, 1992 and filed via EDGAR herewith.
EX-99.B15(b)         Distribution Plan-U.S. Treasury Securities Plus Money Market Fund is
                     incorporated herein by reference to Post-Effective Amendment No. 2 to
                     Registrant's Registration Statement on Form N-1A (File No. 33-44712)
                     originally filed with the Securities and Exchange Commission on March
                     1, 1993 and filed via EDGAR herewith.
EX-99.B15(c)         Rule 18F-3 Multiple Class Plan, incorporated herein by reference to
                     Post-Effective Amendment No.7 Registrant's Registration Statement on
                     Form N-1A (File No. 33-44712), originally filed with the Securities and Exchange Commission on October 25, 1995 and filed via EDGAR herewith.
EX-99.B24(a)         Powers of Attorney incorporated herein by reference to Post-Effective
                     Amendment No. 5 to Registrant's Registration Statement on Form N-1A
                     (File No. 33-44712), originally filed with the Securities and Exchange
                     Commission on February 10, 1995 and filed via EDGAR herewith.



                                                                                                              Sequential
    Exhibit                                     Name                                                            Page #
    -------                                     ----                                                          ----------

EX-99.B24(b)         Power of Attorney for Arthur L. Berman, incorporated herein by reference to Post-Effective Amendment No.7 to Registrant's Registration
                     Statement on Form N-1A (File No. 33-44712), originally filed with the
                     Securities and Exchange Commission on October 25, 1995 and filed via
                     EDGAR herewith.
EX-99.B24(c)         Powers of Attorney for Christine H. Yackman and James B. Grecco,
                     filed herewith.
